UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2007

1.803298.103

GVP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 5.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.3%
4/10/08 to 4/25/08	5.25%	$ 25,273	$ 24,239
Federal Home Loan Bank - 2.6%
7/2/07 to 2/13/08	5.19 to 5.32 (b)	240,000	239,944
Freddie Mac - 2.7%
1/7/08 to 4/28/08	5.20 to 5.32	261,272	254,591
TOTAL FEDERAL AGENCIES			518,774
Repurchase Agreements - 94.4%
	Maturity Amount (000s)
In a joint trading account at:
5.35% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 584,883	584,622
5.4% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	6,686,987	6,683,982
With:
Barclays Capital, Inc. At 5.29%, dated 11/6/06 due 11/2/07 (Collateralized by Mortgage Loan Obligations valued at $226,440,001, 4.87% - 7.55%, 6/1/25 - 7/1/37) (b)(c)	233,776	222,000
CS First Boston Corp. At 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $106,639,983, 0% - 6.5%, 7/19/07 - 6/20/37)	108,535	103,000
Deutsche Bank Securities, Inc. At:
5.21%, dated 3/16/07 due 12/17/07 (Collateralized by Mortgage Loan Obligations valued at $105,060,001, 3.88% - 6.96%, 6/1/16 - 2/1/37)	107,114	103,000
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $47,940,000, 3.64% - 6.57%, 5/1/29 - 2/1/37)	49,495	47,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $79,560,000, 4.25% - 6.03%, 12/14/08 - 12/1/36)	81,071	78,000
5.26%, dated 12/14/06 due 9/14/07 (Collateralized by Mortgage Loan Obligations valued at $47,940,001, 4.5% - 6%, 12/15/31 - 4/15/34)	48,882	47,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by Mortgage Loan Obligations valued at $102,000,000, 3.88% - 5.71%, 7/1/16 - 1/1/37)	105,460	100,000

	Maturity Amount (000s)	Value (000s)
Morgan Stanley & Co., Inc. At:
5.25%, dated:
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $68,637,897, 4.5% - 6%, 1/1/19 - 2/1/37)	$ 68,759	$ 67,000
4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $72,735,686, 4.5% - 6%, 1/1/19 - 2/1/37)	73,796	71,000
5.26%, dated 12/15/06 due 9/17/07 (Collateralized by Mortgage Loan Obligations valued at $72,735,686, 4.5% - 6%, 1/1/19 - 2/1/37)	73,863	71,000
5.28%, dated 12/28/06 due 9/28/07 (Collateralized by Mortgage Loan Obligations valued at $77,857,929, 4.5% - 6%, 1/1/19 - 2/1/37)	79,054	76,000
UBS Warburg LLC At:
5.21%, dated 4/4/07 due 12/31/07 (Collateralized by Mortgage Loan Obligations valued at $70,040,888, 5.62% - 5.82%, 4/25/32 - 6/25/36)	70,667	68,000
5.25%, dated:
1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $73,132,175, 6% - 6.5%, 12/25/23 - 12/25/31)	74,779	71,000
4/4/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $69,013,815, 5.67%, 1/15/37)	68,759	67,000
5.26%, dated 3/9/07 due 9/5/07 (Collateralized by Mortgage Loan Obligations valued at $70,040,003, 5.82% - 6%, 2/15/29 - 4/25/32)	69,788	68,000
5.27%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $149,352,439, 5.73% - 5.77%, 10/25/35 - 5/15/36) (b)(c)	152,705	145,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by Mortgage Loan Obligations valued at $51,500,885, 6% - 6.5%, 8/20/31 - 5/25/47)	52,705	50,000
TOTAL REPURCHASE AGREEMENTS		8,722,604
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,241,378)	9,241,378
NET OTHER ASSETS - 0.0%	3,955
NET ASSETS - 100%	$ 9,245,333
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$584,622,000 due 7/02/07 at 5.35%
BNP Paribas Securities Corp.	$ 157,398
Banc of America Securities LLC	232,350
Lehman Brothers, Inc.	74,952
Morgan Stanley & Co., Inc.	119,922
$ 584,622
$6,683,982,000 due 7/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 1,034,425
Bank of America, NA	1,551,638
Barclays Capital, Inc.	790,240
Bear Stearns & Co., Inc.	152,681
Citigroup Global Markets, Inc.	1,551,639
Countrywide Securities Corp.	827,540
Greenwich Capital Markets, Inc.	258,606
HSBC Securities (USA), Inc.	517,213
$ 6,683,982
Income Tax Information
At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $9,241,378,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2007

1.803300.103
MMP-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 20.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.1%
Huntington National Bank, Columbus
10/29/07	5.35%	$ 19,500	$ 19,500
London Branch, Eurodollar, Foreign Banks - 7.5%
Barclays Bank PLC
3/4/08	5.35	310,000	310,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	200,000	200,000
Credit Industriel et Commercial
7/25/07 to 11/19/07	5.33 to 5.36	737,000	737,000
HBOS Treasury Services PLC
2/11/08	5.30	157,000	157,000
ING Bank NV
9/5/07 to 12/6/07	5.33 to 5.36	337,000	337,000
Landesbank Hessen-Thuringen
7/23/07 to 9/17/07	5.36 to 5.37	601,000	601,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	237,000	237,000
			2,579,000
New York Branch, Yankee Dollar, Foreign Banks - 13.2%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/07	5.36	163,000	163,000
Barclays Bank PLC
4/16/08 to 5/22/08	5.31 to 5.36	825,000	825,000
BNP Paribas SA
10/2/07	5.30	183,000	183,000
Canadian Imperial Bank of Commerce
7/23/07	5.32 (c)	230,000	230,000
Credit Suisse First Boston
7/23/07 to 9/17/07	5.33 to 5.34 (c)	624,000	624,000
Credit Suisse Group
6/5/08	5.40	368,000	368,000
Deutsche Bank AG
9/4/07 to 4/24/08	5.31 to 5.42 (c)	977,000	976,998
HBOS Treasury Services PLC
2/11/08	5.30	157,000	157,000
Natexis Banques Populaires NY CD
1/7/08 to 6/17/08	5.36 to 5.40	504,000	504,000
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.40	408,000	408,000
UniCredito Italiano SpA, New York
7/30/07	5.32 (c)	70,000	69,994
			4,508,992
TOTAL CERTIFICATES OF DEPOSIT			7,107,492
Commercial Paper - 18.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Aegis Finance LLC
7/18/07	5.33%	$ 128,000	$ 127,680
Aquifer Funding LLC
7/3/07 to 7/5/07	5.33	209,218	209,111
Asscher Finance Corp.
11/13/07	5.36	52,000	50,979
AstraZeneca PLC
8/21/07 to 9/28/07	5.33 to 5.36	561,000	554,675
Bavaria TRR Corp.
7/2/07 to 7/12/07	5.33 to 5.36	393,260	392,799
Brahms Funding Corp.
7/13/07 to 8/24/07	5.34 to 5.41	581,629	578,998
Capital One Multi-Asset Execution Trust
7/27/07 to 9/5/07	5.33 to 5.34	134,000	133,192
Charta LLC
9/10/07	5.35	108,000	106,873
Citigroup Funding, Inc.
7/25/07 to 9/19/07	5.35	260,565	258,631
ConocoPhillips Qatar Funding Ltd.
7/12/07	5.42 (b)	5,200	5,192
Cullinan Finance Corp.
8/13/07	5.36 (b)	33,000	32,791
Davis Square Funding V Corp.
8/9/07 to 8/10/07	5.34 to 5.36	119,000	118,308
Emerald (MBNA Credit Card Master Note Trust)
7/17/07 to 7/26/07	5.31 to 5.33	158,300	157,878
Giro Funding US Corp.
7/13/07 to 7/20/07	5.32 to 5.33	282,000	281,285
Grampian Funding LLC
7/9/07 to 7/12/07	5.33 to 5.34	637,800	636,952
Grenadier Funding Corp.
8/28/07	5.33	48,000	47,593
Harrier Finance Funding LLC
7/20/07 to 10/17/07	5.31 to 5.36 (b)	294,611	291,256
Hypo Real Estate Bank International AG
7/10/07	5.37	38,000	37,950
Liberty Harbour II CDO Ltd.
7/13/07 to 8/17/07	5.34 to 5.37 (b)	144,150	143,726
Michigan Gen. Oblig.
10/4/07	5.41	51,200	51,200
Monument Gardens Funding
8/14/07 to 9/27/07	5.33 to 5.35	145,819	144,347
Nationwide Building Society
10/11/07	5.31	45,000	44,340
Nelnet Student Loan Funding LLC
7/12/07 to 8/21/07	5.34 to 5.37	94,716	94,179
Nightingale Finance LLC
8/24/07 to 9/21/07	5.35 to 5.36 (b)	112,000	110,701
Paradigm Funding LLC
7/24/07 to 8/10/07	5.35 to 5.36	155,000	154,361
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Park Granada LLC
7/6/07 to 7/10/07	5.32%	$ 127,000	$ 126,891
Park Sienna LLC
7/2/07 to 8/31/07	5.28 to 5.34	233,307	232,431
Skandinaviska Enskilda Banken AB
7/19/07	5.28 (b)(c)	50,000	50,000
Societe Generale North America, Inc.
10/9/07	5.31	279,000	274,978
Stratford Receivables Co. LLC
7/5/07 to 8/10/07	5.32 to 5.38	701,948	700,352
UniCredito Italiano Bank (Ireland) PLC
7/30/07	5.37	200,000	199,158
Zenith Funding Corp.
8/31/07 to 9/7/07	5.34 (b)	100,111	99,147
TOTAL COMMERCIAL PAPER			6,447,954
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
7/16/07	5.32 (c)	15,000	15,000
Master Notes - 3.2%

Asset Funding Co. III LLC
7/5/07	5.38 to 5.39 (c)(g)	308,000	308,000
Bear Stearns & Co., Inc.
12/26/07	5.38 (c)	157,000	157,000
Countrywide Commercial Real Estate Finance, Inc.
7/2/07	5.53 (c)	387,000	387,000
Lehman Brothers Holdings, Inc.
7/11/07 to 10/29/07	5.43 to 5.53 (c)(g)	109,000	109,000
Lehman Commercial Paper, Inc.
7/2/07	5.53 (c)(g)	121,000	121,000
TOTAL MASTER NOTES			1,082,000
Medium-Term Notes - 27.2%

AIG Matched Funding Corp.
8/15/07	5.35 (c)	249,000	249,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	314,000	314,000
Allstate Life Global Funding II
7/9/07 to 7/27/07	5.35 to 5.40 (b)(c)	81,000	81,000
Australia & New Zealand Banking Group Ltd.
7/23/07	5.34 (b)(c)	44,000	44,000
Banco Santander Totta SA
7/16/07	5.32 (b)(c)	190,000	190,000
Banesto SA
7/18/07	5.33 (b)(c)	162,000	162,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banque Federative du Credit Mutuel (BFCM)
7/13/07	5.32% (b)(c)	$ 143,000	$ 143,000
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40 (c)	270,000	270,000
BMW U.S. Capital LLC
7/16/07	5.34 (c)	7,000	7,000
7/5/07	5.30 (b)(c)	26,000	26,000
Caixa Catalunya
9/7/07	5.37 (c)	174,000	174,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	260,000	260,000
Caja Madrid SA
7/19/07	5.36 (c)	78,000	78,000
Calyon
7/30/07	5.28 (c)	253,000	252,912
Calyon New York Branch
7/2/07	5.26 (c)	90,000	90,000
Commonwealth Bank of Australia
7/24/07	5.32 (c)	41,000	41,000
Compagnie Financiere du Credit Mutuel
9/10/07	5.35 (c)	97,000	97,000
Countrywide Bank, Alexandria Virginia
7/16/07 to 7/23/07	5.33 (c)	102,000	101,998
Credit Agricole SA
9/24/07	5.33 (b)(c)	281,000	281,000
Cullinan Finance Corp.
8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	370,000	369,994
Cullinan Finance Ltd./Corp. MTN 144A
5/27/08 to 6/12/08	5.35 to 5.40 (b)	343,000	343,000
Danske Bank A/S
7/20/07	5.29 (b)(c)	250,000	249,978
DnB NOR Bank ASA
7/25/07	5.32 (b)(c)	279,000	279,000
General Electric Capital Corp.
7/9/07	5.36 (c)	200,000	200,000
Genworth Life Insurance Co.
7/2/07	5.39 (c)(g)	40,000	40,000
Harrier Finance Funding LLC
7/11/07 to 9/28/07	5.30 to 5.33 (b)(c)	53,000	52,997
HBOS Treasury Services PLC
8/20/07	5.43 (b)(c)	18,000	18,002
9/24/07	5.43 (c)	150,000	150,000
HSBC Finance Corp.
7/6/07 to 7/24/07	5.33 to 5.37 (c)	301,000	301,000
HSBC USA, Inc.
7/16/07	5.32 (c)	100,000	100,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSH Nordbank AG
7/23/07	5.33 to 5.38% (b)(c)	$ 216,000	$ 216,000
ING USA Annuity & Life Insurance Co.
9/24/07	5.45 (c)(g)	30,000	30,000
Intesa Bank Ireland PLC
7/25/07	5.32 (b)(c)	260,000	260,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	68,000	67,999
Kestrel Funding PLC US LLC 144A
7/2/07	5.30 to 5.34 (b)(c)	75,000	75,000
Merrill Lynch & Co., Inc.
7/5/07 to 7/27/07	5.30 to 5.57 (c)	368,000	368,031
MetLife Insurance Co. of Connecticut
7/1/07	5.43 (c)(g)	30,000	30,000
Metropolitan Life Global Funding I
7/6/07 to 7/30/07	5.35 to 5.43 (b)(c)	65,994	65,994
Monumental Global Funding III
9/20/07	5.34 (b)(c)	25,000	25,000
Morgan Stanley
7/2/07 to 9/7/07	5.38 to 5.44 (c)	315,895	315,940
National Rural Utils. Coop. Finance Corp.
7/5/07	5.30 (c)	12,000	12,000
Nationwide Building Society
9/28/07	5.44 (c)	20,000	20,004
Nightingale Fn Ltd./LLC Mtn 3C7
3/18/08	5.45 (b)	43,000	42,997
Nordea Bank AB
7/2/07	5.26 (c)	133,000	133,000
Pacific Life Global Funding
7/13/07	5.37 (c)	10,000	10,000
7/5/07	5.39 (b)(c)	25,000	25,000
RACERS
7/23/07	5.37 (b)(c)	170,000	170,000
Royal Bank of Canada
7/10/07	5.37 (c)	20,000	20,000
Royal Bank of Scotland PLC
7/23/07	5.33 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
8/28/07	5.45 (c)(g)	20,000	20,000
Sigma Finance, Inc.
7/13/07 to 9/28/07	5.32 to 5.33 (b)(c)	519,000	518,965
Skandinaviska Enskilda Banken AB
7/6/07 to 9/24/07	5.27 to 5.34 (c)	564,000	563,961
Svenska Handelsbanken AB
7/13/07	5.29 (b)(c)	185,000	185,000
UniCredito Italiano Bank (Ireland) PLC
7/16/07	5.33 to 5.34 (b)(c)	287,000	287,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
UniCredito Italiano SpA, New York
8/20/07 to 9/4/07	5.33 to 5.36% (c)	$ 207,000	$ 206,988
Verizon Communications, Inc.
9/17/07	5.36 (c)	195,000	195,000
Wachovia Asset Securitization Issuance LLC
7/25/07	5.31 (b)(c)	7,949	7,949
Washington Mutual Bank
8/16/07	5.40 (c)	58,000	58,013
8/24/07	5.34 (b)(c)	135,000	135,000
WestLB AG
7/10/07 to 9/28/07	5.38 to 5.41 (b)(c)	117,000	117,000
Westpac Banking Corp.
9/11/07	5.42 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			9,287,722
Short-Term Notes - 1.7%

Hartford Life Insurance Co.
9/4/07	5.51 (c)(g)	65,000	65,000
Jackson National Life Insurance Co.
7/1/07	5.40 (c)(g)	47,000	47,000
Metropolitan Life Insurance Co.
7/2/07	5.45 (c)(g)	65,000	65,000
Monumental Life Insurance Co.
7/2/07	5.46 to 5.49 (c)(g)	91,000	91,000
New York Life Insurance Co.
6/30/07	5.43 (c)(g)	215,000	215,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(g)	95,000	95,000
TOTAL SHORT-TERM NOTES			578,000
Asset-Backed Securities - 1.6%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	131,000	131,000
Le Monde CDO I PLC / LLC
7/5/07	5.35 (b)(c)	146,000	145,985
Master Funding Trust I
7/25/07 to 7/26/07	5.35 (c)	123,691	123,691
7/25/07	5.35 (b)(c)	25,000	25,000
PASA Funding 2007 Ltd.
7/9/07	5.33 (b)(c)	100,000	100,000
Wind Trust
7/25/07	5.32 (b)(c)	21,461	21,461
TOTAL ASSET-BACKED SECURITIES			547,137
Municipal Securities - 0.9%
		Principal Amount (000s)		Value (000s)
Catholic Health Initiatives 5.37%, CP		$ 48,000		$ 48,000
New York City Gen. Oblig. Participating VRDN Series DB 172, 3.76% (c)(e)		12,425		12,425
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series PT 3189, 3.74% (c)(e)		100,000		100,000
Florida Board of Ed. Participating VRDN Series PT 3979, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)		16,790		16,790
California Gen. Oblig. Participating VRDN Series PT 3936, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)		23,000		23,000
Houston Util. Sys. Rev. Participating VRDN Series PT 4159, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(e)		29,730		29,730
California Gen. Oblig. Participating VRDN Series MT 419, 3.78% (Liquidity Facility BNP Paribas SA) (c)(e)		13,495		13,495
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2006 A, 3.77% VRDN (c)(d)		50,500		50,500
Wisconsin Health & Edl. Facilities Auth. Rev. Series B, 3.73% VRDN (c)		25,760		25,760
TOTAL MUNICIPAL SECURITIES			319,700
Repurchase Agreements - 26.0%
	Maturity Amount (000s)
In a joint trading account at:
5.35% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 140,005	139,943
5.4% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	103	103
With:
Banc of America Securities LLC at:
5.42%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $1,569,169,892, 0% - 5.69%, 7/2/07 - 11/25/51)	1,532,692	1,532,000
5.51%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $135,450,001, 0% - 8.32%, 11/17/13 - 8/25/47)	129,059	129,000
Barclays Capital, Inc. at 5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $614,040,001, 2.96% - 8.13%, 8/24/07 - 6/15/67)	602,272	602,000

	Maturity Amount (000s)	Value (000s)
Citigroup Global Markets, Inc. at 5.44%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $1,546,650,000, 1.6% - 7.42%, 12/20/09 - 3/15/49)	$ 1,473,667	$ 1,473,000
Credit Suisse First Boston, Inc. at 5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $234,603,796, 1.03% - 9.32%, 10/15/09 - 6/7/52)	230,104	230,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $87,150,001, 0.75% - 6%, 4/25/35 - 3/1/47)	84,125	83,000
4/30/07 due 7/30/07 (Collateralized by Corporate Obligations valued at $133,350,012, 0% - 13.5%, 9/15/07 - 5/1/29)	128,721	127,000
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $130,560,001, 5.6% - 7.87%, 4/30/14 - 6/20/52)	129,849	128,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $173,250,000, 5.21% - 7.2%, 12/15/20 - 10/17/48)	167,236	165,000
5/15/07 due 8/14/07 (Collateralized by Mortgage Loan Obligations valued at $154,020,000, 4.62% - 6.5%, 3/25/20 - 4/15/47)	153,046	151,000
6/11/07 due 7/11/07 (Collateralized by Mortgage Loan Obligations valued at $38,760,001, 4.5% - 5.6%, 5/26/09 - 4/30/14)	38,170	38,000
Goldman Sachs & Co. at:
5.45%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $511,350,001, 4.75% - 7.64%, 1/15/09 - 1/12/44)	487,221	487,000
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $85,051,101, 0.5% - 5.25%, 12/15/11 - 7/15/24) (c)(f)	82,182	81,000
5.48%, dated:
5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at
$279,300,001, 5.7% - 13.24%, 7/20/07 - 10/15/37) (c)(f)	270,009	266,000
$44,880,001, 5.5% - 7.82%, 8/25/36 - 7/25/37) (c)(f)	44,663	44,000
6/29/07 due 7/2/07 (Collateralized by Equity Securities valued at $525,000,036)	500,228	500,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $107,101,469, 0% - 10.25%, 12/25/29 - 6/25/46)	$ 103,372	$ 102,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $69,766,845, 0% - 10%, 3/15/09 - 4/27/37)	67,908	67,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $82,620,066, 5.25% - 9.38%, 12/2/08 - 3/15/37) (c)(f)	83,215	81,000
5.48%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $463,765,296, 0% - 6.5%, 2/1/08 - 12/15/36)	443,202	443,000
5.5%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $676,202,484, 3.63% - 12.25%, 1/15/08 - 1/15/68)	644,295	644,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.42%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $625,800,299, 2.34% - 6.95%, 8/25/29 - 12/25/46)	596,269	596,000
5.44%, dated 6/29/07 due 7/2/07 (Collateralized by Equity Securities valued at $606,949,242)	578,262	578,000
5.49%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $205,182,856, 4.63% - 6.5%, 11/1/11 - 12/1/33) (c)(f)	197,650	195,000
TOTAL REPURCHASE AGREEMENTS		8,882,046
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $34,267,051)	34,267,051
NET OTHER ASSETS - (0.4)%	(137,914)
NET ASSETS - 100%	$ 34,129,137
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,269,134,000 or 18.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,236,000,000 or 3.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 7/5/07	11/7/06	$ 157,000
5.39%, 7/5/07	8/29/06	$ 151,000
Genworth Life Insurance Co. 5.39%, 7/2/07	3/30/07	$ 40,000
Hartford Life Insurance Co. 5.51%, 9/4/07	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 30,000
Jackson National Life Insurance Co. 5.4%, 7/1/07	3/31/03	$ 47,000
Lehman Brothers Holdings, Inc.: 5.43%, 7/11/07	1/10/07	$ 79,000
5.53%, 10/29/07	12/11/06	$ 30,000
Lehman Commercial Paper, Inc. 5.53%, 7/2/07	3/29/07	$ 121,000
MetLife Insurance Co. of Connecticut 5.43%, 7/1/07	3/28/07	$ 30,000
Metropolitan Life Insurance Co. 5.45%, 7/2/07	3/26/02	$ 65,000
Monumental Life Insurance Co.: 5.46%, 7/2/07	7/31/98 - 9/17/98	$ 36,000
5.49%, 7/2/07	3/12/99	$ 55,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02 - 12/19/02	$ 215,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 95,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$139,943,000 due 7/02/07 at 5.35%
BNP Paribas Securities Corp.	$ 37,677
Banc of America Securities LLC	55,619
Lehman Brothers, Inc.	17,941
Morgan Stanley & Co., Inc.	28,706
$ 139,943
$103,000 due 7/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 16
Bank of America, NA	24
Barclays Capital, Inc.	12
Bear Stearns & Co., Inc.	2
Citigroup Global Markets, Inc.	24
Countrywide Securities Corp.	13
Greenwich Capital Markets, Inc.	4
HSBC Securities (USA), Inc.	8
$ 103
Income Tax Information
At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $34,267,051,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2007

1.803301.103

DOM-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 15.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 6.1%
Barclays Bank PLC
3/4/08	5.35%	$ 140,000	$ 140,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	50,000	50,000
Credit Industriel et Commercial
7/25/07 to 8/14/07	5.33 to 5.36	200,000	200,000
HBOS Treasury Services PLC
2/11/08	5.30	69,000	69,000
ING Bank NV
9/5/07 to 12/6/07	5.33 to 5.36	162,000	162,000
Landesbank Hessen-Thuringen
7/23/07 to 9/17/07	5.36 to 5.37	140,000	140,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	111,000	111,000
			872,000
New York Branch, Yankee Dollar, Foreign Banks - 9.7%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/07	5.36	72,000	72,000
Barclays Bank PLC
4/16/08 to 5/22/08	5.31 to 5.36	263,000	263,000
BNP Paribas SA
10/2/07	5.30	85,000	85,000
Canadian Imperial Bank of Commerce
7/23/07	5.32 (c)	170,000	170,000
Credit Suisse First Boston
7/23/07 to 9/17/07	5.33 to 5.34 (c)	295,000	295,000
Credit Suisse Group
6/5/08	5.40	80,000	80,000
Deutsche Bank AG
9/4/07 to 11/21/07	5.40 to 5.42 (c)	204,000	204,000
HBOS Treasury Services PLC
2/11/08	5.30	69,000	69,000
Natexis Banques Populaires NY CD
1/7/08 to 1/15/08	5.40	86,000	86,000
Societe Generale
4/2/08	5.36	66,000	66,000
			1,390,000
TOTAL CERTIFICATES OF DEPOSIT			2,262,000
Commercial Paper - 19.3%

Aegis Finance LLC
7/18/07	5.33	56,000	55,860
Aquifer Funding LLC
7/3/07 to 7/6/07	5.33	166,150	166,043
Asscher Finance Corp.
11/13/07	5.36	25,000	24,509

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AstraZeneca PLC
8/21/07 to 9/28/07	5.33 to 5.36%	$ 232,000	$ 229,404
Bavaria TRR Corp.
7/2/07 to 7/11/07	5.33 to 5.36	96,125	96,045
Brahms Funding Corp.
7/24/07 to 8/23/07	5.34 to 5.41	136,000	135,144
Capital One Multi-Asset Execution Trust
7/19/07 to 7/27/07	5.32 to 5.33	39,000	38,858
Citigroup Funding, Inc.
7/11/07 to 7/25/07	5.35	116,000	115,764
Cullinan Finance Corp.
8/13/07	5.36 (b)	14,000	13,911
Davis Square Funding III (Delaware) Corp.
7/6/07	5.32	200,000	199,853
Davis Square Funding V Corp.
8/9/07 to 8/10/07	5.34 to 5.36	50,000	49,709
Emerald (MBNA Credit Card Master Note Trust)
7/17/07	5.33	50,000	49,883
Giro Funding US Corp.
7/13/07 to 7/17/07	5.32 to 5.33	47,000	46,899
Grampian Funding LLC
7/9/07	5.34	176,000	175,796
Grenadier Funding Corp.
8/28/07	5.33	23,000	22,805
Liberty Harbour II CDO Ltd.
7/13/07 to 8/17/07	5.34 to 5.37 (b)	59,000	58,826
Michigan Gen. Oblig.
10/4/07	5.41	23,600	23,600
Monument Gardens Funding
7/12/07 to 8/28/07	5.33 to 5.35	84,089	83,744
Nelnet Student Loan Funding LLC
7/9/07 to 8/21/07	5.32 to 5.37	250,869	250,394
Nightingale Finance LLC
8/24/07	5.35 (b)	5,000	4,960
Paradigm Funding LLC
7/24/07 to 8/10/07	5.35 to 5.36	75,000	74,689
Park Granada LLC
7/6/07 to 7/9/07	5.32	85,380	85,312
Park Sienna LLC
7/6/07 to 8/31/07	5.28 to 5.34	78,321	77,882
Societe Generale North America, Inc.
10/9/07	5.31	121,000	119,256
Stratford Receivables Co. LLC
7/5/07 to 8/10/07	5.32 to 5.38	527,734	526,705
Zenith Funding Corp.
9/5/07 to 9/7/07	5.34 (b)	38,180	37,808
TOTAL COMMERCIAL PAPER			2,763,659
Master Notes - 2.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
7/5/07	5.38 to 5.39% (c)(f)	$ 148,000	$ 148,000
Bear Stearns & Co., Inc.
12/26/07	5.38 (c)	69,000	69,000
Lehman Brothers Holdings, Inc.
7/11/07 to 10/29/07	5.43 to 5.53 (c)(f)	50,000	50,000
Lehman Commercial Paper, Inc.
7/2/07	5.53 (c)(f)	53,000	53,000
TOTAL MASTER NOTES			320,000
Medium-Term Notes - 29.7%

AIG Matched Funding Corp.
8/15/07	5.35 (c)	126,000	126,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	145,000	145,000
Allstate Life Global Funding II
7/9/07 to 7/27/07	5.35 to 5.40 (b)(c)	31,000	31,000
ASIF Global Financing XXX
7/23/07	5.34 (b)(c)	50,000	50,000
Asscher Finance Corp.
3/6/08	5.40 (b)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
7/23/07	5.34 (b)(c)	26,000	26,000
Banesto SA
7/18/07	5.33 (b)(c)	70,000	70,000
Banque Federative du Credit Mutuel (BFCM)
7/13/07	5.32 (b)(c)	115,000	115,000
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40 (c)	135,000	135,000
BNP Paribas SA
7/26/07	5.31 (b)(c)	67,400	67,400
Caja Madrid SA
7/19/07	5.36 (c)	37,000	37,000
Calyon New York Branch
7/2/07 to 7/30/07	5.26 to 5.28 (c)	156,000	155,965
Commonwealth Bank of Australia
7/24/07	5.32 (c)	26,000	26,000
Credit Agricole SA
9/24/07	5.33 (b)(c)	126,000	126,000
Cullinan Finance Corp.
8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	180,000	179,997
Cullinan Finance Ltd./Corp. MTN 144A
4/25/08 to 6/12/08	5.35 to 5.40 (b)	176,000	176,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Danske Bank A/S
7/20/07	5.29% (b)(c)	$ 100,000	$ 99,991
DnB NOR Bank ASA
7/25/07	5.32 (b)(c)	205,000	205,000
General Electric Capital Corp.
7/9/07 to 7/17/07	5.36 to 5.45 (c)	291,000	291,017
Genworth Life Insurance Co.
7/2/07	5.40 (c)(f)	15,000	15,000
Harrier Finance Funding LLC
7/11/07 to 9/28/07	5.30 to 5.33 (b)(c)	24,000	23,999
Hartford Life Global Funding Trust
7/16/07	5.36 (c)	35,000	35,000
HSBC Finance Corp.
7/24/07	5.37 (c)	37,000	37,000
HSH Nordbank AG
7/23/07	5.38 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
9/24/07	5.45 (c)(f)	18,000	18,000
Intesa Bank Ireland PLC
7/25/07	5.32 (b)(c)	170,000	170,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	35,000	34,999
Kestrel Funding PLC US LLC 144A
7/2/07	5.34 (b)(c)	9,000	9,000
MBIA Global Funding LLC
7/30/07	5.33 (b)(c)	12,000	12,001
Merrill Lynch & Co., Inc.
7/5/07 to 7/11/07	5.40 to 5.57 (c)	129,000	129,018
Metropolitan Life Global Funding I
7/6/07 to 7/30/07	5.35 to 5.43 (b)(c)	39,087	39,087
Monumental Global Funding III
9/20/07	5.34 (b)(c)	25,000	25,000
Morgan Stanley
7/2/07 to 9/7/07	5.38 to 5.44 (c)	126,565	126,588
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	18,000	17,999
Pacific Life Global Funding
7/13/07	5.37 (c)	5,000	5,000
7/5/07	5.39 (b)(c)	22,500	22,500
RACERS
7/23/07	5.37 (b)(c)	65,000	65,000
Royal Bank of Canada
7/6/07	5.29 (b)(c)	100,000	100,000
Royal Bank of Scotland PLC
7/23/07	5.33 (b)(c)	85,000	85,000
Security Life of Denver Insurance Co.
8/28/07	5.45 (c)(f)	14,000	14,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sigma Finance, Inc.
7/13/07 to 6/6/08	5.32 to 5.40% (b)(c)	$ 350,000	$ 349,985
Skandinaviska Enskilda Banken AB
9/10/07 to 9/24/07	5.33 to 5.34 (c)	153,000	152,983
Societe Generale
7/2/07	5.31 (b)(c)	76,000	76,000
UniCredito Italiano Bank (Ireland) PLC
7/16/07	5.34 (b)(c)	142,000	142,000
UniCredito Italiano SpA, New York
8/20/07 to 9/4/07	5.33 to 5.36 (c)	65,000	64,997
Wachovia Asset Securitization Issuance LLC
7/25/07	5.31 (b)(c)	5,962	5,962
Washington Mutual Bank
8/16/07	5.40 (c)	17,000	17,004
8/24/07	5.34 (b)(c)	81,000	81,000
Wells Fargo & Co.
7/2/07 to 7/16/07	5.33 to 5.38 (c)	120,000	120,001
WestLB AG
7/10/07 to 9/28/07	5.38 to 5.41 (b)(c)	92,000	92,000
Westpac Banking Corp.
9/11/07	5.42 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			4,249,493
Short-Term Notes - 1.5%

Hartford Life Insurance Co.
9/4/07	5.51 (c)(f)	25,000	25,000
Jackson National Life Insurance Co.
7/1/07	5.40 (c)(f)	10,000	10,000
Metropolitan Life Insurance Co.
7/2/07	5.45 (c)(f)	30,000	30,000
Monumental Life Insurance Co.
7/2/07	5.46 to 5.49 (c)(f)	20,000	20,000
New York Life Insurance Co.
6/30/07	5.43 (c)(f)	95,000	95,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(f)	35,000	35,000
TOTAL SHORT-TERM NOTES			215,000
Asset-Backed Securities - 2.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Aardvark ABS CDO
7/6/07	5.40% (b)(c)	$ 60,000	$ 60,000
Le Monde CDO I PLC / LLC
7/5/07	5.35 (b)(c)	61,000	60,994
Master Funding Trust I
7/25/07 - 7/26/07	5.35 (c)	45,000	45,000
PASA Funding 2007 Ltd.
7/9/07	5.33 (b)(c)	140,000	140,000
Wind Trust
7/25/07	5.32 (b)(c)	10,000	10,000
TOTAL ASSET-BACKED SECURITIES			315,994
Municipal Securities - 1.2%

California Gen. Oblig. Participating VRDN Series MT 419
7/6/07	3.78 (c)(d)	24,000	24,000
Catholic Health Initiatives
9/5/07 to 9/6/07	5.34 to 5.37	22,400	22,400
Clark County School District Participating VRDN Series PZ 166
7/6/07	3.80 (c)(d)	9,000	9,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series PA 1151
7/6/07	3.79 (c)(d)	15,135	15,135
Fairfax County Indl. Dev. Auth., VRDN
7/6/07	3.63 (c)	5,405	5,405
Franklin County Hosp. Rev., VRDN
7/6/07	3.72 (c)	19,000	19,000
LoanStar Assets Partners LP Student Ln. Rev. Series A, VRDN
7/6/07	5.36 (c)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series SG 105
7/6/07	3.77 (c)(d)	24,200	24,200
TOTAL MUNICIPAL SECURITIES			169,140
Repurchase Agreements - 27.8%
	Maturity Amount (000s)
In a joint trading account at:
5.35% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 661,959	661,664
5.4% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	38,706	38,689
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC at 5.44%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $704,820,000, 2.87% - 8%, 7/15/09 - 11/15/31)	$ 691,313	$ 691,000
Barclays Capital, Inc. at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $89,760,001, 5.66%, 6/20/17)	88,040	88,000
5.49%, dated 6/29/07 due 7/2/07 (Collateralized by Equity Securities valued at $210,000,015)	200,091	200,000
Citigroup Global Markets, Inc. at 5.44%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $572,220,001, 0% - 8.75%, 3/1/08 - 6/15/47)	561,254	561,000
Deutsche Bank Securities, Inc. at:
5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Corporate Obligations valued at $35,700,000, 6% - 13.5%, 12/7/09 - 12/13/51)	35,474	35,000
4/30/07 due 7/30/07 (Collateralized by Corporate Obligations valued at $55,650,000, 2.5% - 9.89%, 10/15/10 - 7/15/23)	53,718	53,000
5/2/07 due 8/7/07 (Collateralized by Corporate Obligations valued at $53,040,001, 6.52% - 14.12%, 2/15/08 - 9/25/37)	52,751	52,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $72,450,000, 0.79% - 6.72%, 11/15/26 - 6/25/36)	69,935	69,000
5/15/07 due 8/14/07 (Collateralized by Corporate Obligations valued at $71,400,000, 6.5% - 7.8%, 8/15/13 - 1/15/49)	70,948	70,000
6/11/07 due 7/11/07 (Collateralized by Corporate Obligations valued at $39,780,001, 5.85% - 12.25%, 8/15/12 - 11/25/45)	39,174	39,000
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $162,180,140, 5.31% - 8.6%, 12/17/07 - 12/15/30)	159,072	159,000

	Maturity Amount (000s)	Value (000s)
Goldman Sachs & Co. at:
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $34,650,505, 0.75%, 3/30/23) (c)(e)	$ 33,481	$ 33,000
5.48%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $142,800,001, 5% - 11.5%, 8/15/09 - 2/1/29) (c)(e)	138,050	136,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $45,150,307, 0% - 7.4%, 12/15/09 - 7/25/37)	43,578	43,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $30,451,087, 3.45% - 8.23%, 6/3/30 - 1/19/37)	29,393	29,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $36,720,515, 6.66% - 6.88%, 6/7/22 - 11/15/28) (c)(e)	36,985	36,000
5.48%, dated 6/29/07 due 7/2/07 (Collateralized by Equity Securities valued at $435,864,329)	415,190	415,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $461,044,042, 4.88% - 8.98%, 1/15/10 - 10/15/36)	452,204	452,000
5.47%, dated 6/29/07 due 7/2/07 (Collateralized by Equity Securities valued at $30,713,750)	29,013	29,000
5.49%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $85,230,213, 5.38% - 5.75%, 1/30/15 - 2/27/17) (c)(e)	82,124	81,000
TOTAL REPURCHASE AGREEMENTS		3,971,353
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $14,266,639)	14,266,639
NET OTHER ASSETS - 0.2%	32,618
NET ASSETS - 100%	$ 14,299,257
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,115,419,000 or 21.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $513,000,000 or 3.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 7/5/07	11/7/06	$ 70,000
5.39%, 7/5/07	8/29/06	$ 78,000
Genworth Life Insurance Co. 5.40%, 7/2/07	7/31/06	$ 15,000
Hartford Life Insurance Co. 5.51%, 9/4/07	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 18,000
Jackson National Life Insurance Co. 5.40%, 7/1/07	3/31/03	$ 10,000
Lehman Brothers Holdings, Inc.: 5.43%, 7/11/07	1/10/07	$ 36,000
5.53%, 10/29/07	12/11/06	$ 14,000
Lehman Commercial Paper, Inc. 5.53%, 7/2/07	3/29/07	$ 53,000
Metropolitan Life Insurance Co. 5.45%, 7/2/07	3/26/02	$ 30,000
Monumental Life Insurance Co.: 5.46%, 7/2/07	9/17/98	$ 10,000
5.49%, 7/2/07	3/12/99	$ 10,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02 - 12/19/02	$ 95,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 35,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$661,664,000 due 7/02/07 at 5.35%
BNP Paribas Securities Corp.	$ 178,140
Banc of America Securities LLC	262,969
Lehman Brothers, Inc.	84,829
Morgan Stanley & Co., Inc.	135,726
$ 661,664
$38,689,000 due 7/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 5,988
Bank of America, NA	8,981
Barclays Capital, Inc.	4,574
Bear Stearns & Co., Inc.	884
Citigroup Global Markets, Inc.	8,981
Countrywide Securities Corp.	4,790
Greenwich Capital Markets, Inc.	1,497
HSBC Securities (USA), Inc.	2,994
$ 38,689
Income Tax Information
At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $14,266,639,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2007

1.803304.103

TAX-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,623	$ 6,623
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	18,190	18,190
Huntsville Health Care Auth. Rev. Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (b)	15,000	15,130
Huntsville Healthcare Participating VRDN Series PA 1466, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,250	14,250
Jefferson County Swr. Rev.:
Participating VRDN Series EGL 02 6020 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	9,830	9,830
Series 2002 C2, 3.77% (XL Cap. Assurance, Inc. Insured), VRDN (b)	7,300	7,300
Series 2002 C6, 3.77% (XL Cap. Assurance, Inc. Insured), VRDN (b)	36,464	36,464
Series 2003 B3, 3.76% (XL Cap. Assurance, Inc. Insured), VRDN (b)	7,700	7,700
Series 2003 B7, 3.76% (XL Cap. Assurance, Inc. Insured), VRDN (b)	22,700	22,700
Montgomery AlaHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 3.76%, LOC Regions Bank of Alabama, VRDN (b)	5,500	5,500
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care Family Mtg. Rev. (Capstone Village Proj.) Series C, 3.77%, LOC BNP Paribas SA, VRDN (b)	8,300	8,300
Univ. of Alabama - Birmingham Participating VRDN:
Series PA 1412, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
Series PA 1413, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	34,915	34,915
		196,902
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series DB 131, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	4,920	4,920
Series Solar 06 22, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,010	5,010
Anchorage Gen. Oblig. Participating VRDN Series PT 2652, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,910	3,910
		13,840

	Principal Amount (000s)	Value (000s)
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. Banner Health Participating VRDN Series BS 333, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 4,925	$ 4,925
Arizona School District Fing. Prog. Ctfs. of Prtn. TAN 4.5% 7/30/07	16,400	16,407
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,000	2,000
Arizona State Univ. Rev. Participating VRDN Series Solar 07 22, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,265	10,265
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,135	6,135
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series MS 1293, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	1,955	1,955
Chandler Gen. Oblig. Participating VRDN Series MS 06 1648, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	9,280	9,280
Maricopa County Cmnty. College District Participating VRDN Series ROC II R 876, 3.79% (Liquidity Facility Citibank NA) (b)(d)	17,015	17,015
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN Series MS 06 1863, 3.79% (Liquidity Facility Wells Fargo & Co.) (b)(d)	8,440	8,440
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,925	19,925
Mesa Util. Sys. Rev. Participating VRDN:
Series Putters 960, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,170	5,170
Series ROC II R 11033, 3.79% (Liquidity Facility Citibank NA) (b)(d)	7,330	7,330
Series ROC II R 11034, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,665	6,665
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.8% (Liquidity Facility BNP Paribas SA) (b)(d)	6,325	6,325
Phoenix Gen. Oblig. Participating VRDN:
Series Merlots 07 H5, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	11,595	11,595
Series PT 1436, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	95	95
Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. Participating VRDN Series Putters 1119, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 07 0012, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 13,850	$ 13,850
Series MS 06 1430, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	7,050	7,050
Series MS 06 1840, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	7,700	7,700
Series MS 06 1841, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	5,605	5,605
Series PT 1512, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,630	1,630
Series ROC II R 640, 3.79% (Liquidity Facility Citibank NA) (b)(d)	7,440	7,440
Series 2004 C, 3.79% 8/15/07, CP	3,000	3,000
Tempe Gen. Oblig. Participating VRDN Series PZ 251, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,955	9,955
		193,857
Arkansas - 0.1%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 3.78% (MBIA Insured), VRDN (b)	1,950	1,950
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	11,315	11,315
		13,265
California - 0.1%
California Statewide Communities Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MT 234, 4.06% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	14,995	14,995
Colorado - 2.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 3667, 3.79% (Liquidity Facility DEPFA BANK PLC) (b)(d)	1,795	1,795
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,655	4,655
Centerra Metropolitan District No. 1 Rev. 3.76%, LOC BNP Paribas SA, VRDN (b)	12,000	12,000
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,630	5,630

	Principal Amount (000s)	Value (000s)
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series Putters 1390, 3.81% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 15,420	$ 15,420
Series TOC 06 Z2, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,600	4,600
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.9%, LOC JPMorgan Chase Bank, VRDN (b)	18,100	18,100
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0038, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	18,080	18,080
Series EGL 07 0039, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	16,785	16,785
Series EGL 07 0040, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	27,905	27,905
Series MS 01 679, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	6,900	6,900
Series ROC II R 652 PB, 3.8% (b)(d)	9,980	9,980
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	14,065	14,065
Commerce City Northern Infrastructure Gen. Impt. District 3.78%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,000	5,000
Dawson Ridge Participating VRDN Series LB 06 49, 3.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,715	22,715
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	12,660	12,660
Series MS 00 425, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,995	8,995
Series Putters 1023, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,895	5,895
Denver City & County Wtr. Participating VRDN Series PZ 232, 3.8% (Liquidity Facility Wells Fargo & Co.) (b)(d)	15,600	15,600
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,445	4,445
Series PZ 112, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,755	12,755
Series PZ 46, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,710	5,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series TOC 06 Z13, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 13,860	$ 13,860
Jefferson County School District #R1 Participating VRDN Series PT 2716, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,245	5,245
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.8%, VRDN (b)	3,500	3,500
		279,100
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S-1, 3.76% tender 8/15/07, CP mode	15,900	15,900
Delaware - 0.2%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 3.8%, LOC Wachovia Bank NA, VRDN (b)	24,800	24,800
District Of Columbia - 1.1%
District of Columbia Ballpark Rev. Participating VRDN Series Putters 1325, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,600	15,600
District of Columbia Gen. Oblig.:
Participating VRDN:
Series MS 06 1847, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	4,972	4,972
Series MT 447, 3.8% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	8,330	8,330
Series PT 852, 3.8% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	10,910	10,910
Series ROC II 99 10, 3.79% (Liquidity Facility Citibank NA) (b)(d)	3,965	3,965
Series ROC II R 11063, 3.79% (Liquidity Facility Citibank NA) (b)(d)	10,030	10,030
Series ROC II R 11072, 3.79% (Liquidity Facility Citibank NA) (b)(d)	10,030	10,030
TRAN 4.25% 9/28/07	13,500	13,514
District of Columbia Rev. (DC Preparatory Academy Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,500	5,500
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN:
Series PA 612, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,320	5,320

	Principal Amount (000s)	Value (000s)
Series ROC II R 11058, 3.79% (Liquidity Facility Citibank NA) (b)(d)	$ 6,300	$ 6,300
Series Solar 07 56, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,920	12,920
		107,391
Florida - 8.4%
Alachua County Shands Healthcare Participating VRDN Series PA 1469, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	35,195	35,195
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series PA 1342, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,500	8,500
Broward County Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 06 1305, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	6,665	6,665
Series MS 06 1324, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	7,500	7,500
Broward County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 858, 3.79% (Liquidity Facility Citibank NA) (b)(d)	4,985	4,985
Deltona Util. Sys. Rev. Participating VRDN:
Series PT 2024, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
Series PT 2026, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,180	5,180
Florida Board of Ed. Participating VRDN Series MSTC 7022, Class A 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,750	3,750
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3.8% (Liquidity Facility Citibank NA) (b)(d)	6,100	6,100
Series EGL 01 902, 3.79% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	23,360	23,360
Series EGL 01 905, 3.8% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	5,630	5,630
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN:
Series EC 1134, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,000	16,000
Series EC 1150, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,385	18,385
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 904 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	6,000	6,000
Series EGL 01 904, 3.8% (Liquidity Facility Citibank NA) (b)(d)	23,375	23,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN: - continued
Series EGL 01 906 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	$ 6,000	$ 6,000
Series MS 01 570, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	13,385	13,385
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 07 0049, 3.78% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	29,585	29,585
Series PT 3520, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	24,950	24,950
Series Putters 137, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	15,990	15,990
Series ROC II R 817, 3.79% (Liquidity Facility Citibank NA) (b)(d)	7,920	7,920
Series ROC II R6037, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,255	6,255
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN:
Series Floaters 722, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	6,200	6,200
Series PT 3400, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,740	6,740
Florida Gen. Oblig. Participating VRDN:
Series PZ 130, 3.8% (Liquidity Facility Wells Fargo & Co.) (b)(d)	7,070	7,070
Series ROC II R1001 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,510	7,510
Series ROC II R4070, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,815	12,815
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN:
Series EC 1056, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,100	2,100
Series EC 1081, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	43,200	43,200
Florida Muni. Ln. Council Rev. Participating VRDN:
Series PT 2528, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,760	6,760
Series Putters 1084 B, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,625	5,625
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series EC 1077, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,630	8,630
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,845	12,845
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.) Series C, 3.76%, VRDN (b)	19,300	19,300

	Principal Amount (000s)	Value (000s)
Hillsborough County Assessment Rev. Participating VRDN Series PT 3436, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 11,905	$ 11,905
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Putters 930, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,665	3,665
Hollywood Gen. Oblig. Participating VRDN Series Putters 934, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,305	6,305
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,455	5,455
Jacksonville Elec. Auth. Rev. Series C1, 3.73% 9/13/07 (Liquidity Facility JPMorgan Chase Bank), CP	18,760	18,760
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
Lee Memorial Health Sys. Participating VRDN Series PA 1470, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	21,475	21,475
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 3.79% (Radian Asset Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Marion County School Board Ctfs. of Prtn. Participating VRDN Series Merlots 05 D7, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	15,615	15,615
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z9, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	16,825	16,825
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 106 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Miami-Dade County School Board Participating VRDN:
Series DB 241, 3.8% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,220	8,220
Series Solar 07 41, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,050	10,050
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 1317, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,020	5,020
Series Putters 534, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,195	3,195
Series Solar 06 76, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	28,170	28,170
Miami-Dade County Stormwater Util. Rev. Participating VRDN Series Putters 1086 B, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,825	3,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 22,540	$ 22,540
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,415	3,415
Series Solar 06 30, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	16,553	16,553
Orange County Tourist Dev. Tax Rev. Participating VRDN:
Series MS 06 1806, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	7,465	7,465
Series MS 06 1807, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	7,450	7,450
Series MS 817, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	7,315	7,315
Orlando & Orange County Expressway Auth. Rev. Participating VRDN:
Series Putters 1345, 3.79% (Liquidity Facility Deutsche Postbank AG) (b)(d)	15	15
Series ROC II R 9011, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,490	4,490
Osceola County Infrastructure Sales Surtax Rev. Participating VRDN Series EC 1093, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,705	7,705
Palm Bay Util. Rev. Participating VRDN Series PT 3220, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,090	9,090
Palm Beach County School Board Participating VRDN Series PT 3966, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,340	11,340
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series PT 3464, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,360	12,360
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 3.78%, LOC Bank of America NA, VRDN (b)	1,955	1,955
Polk County Util. Sys. Rev. Participating VRDN Series EGL 720050022 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	9,705	9,705
Port of Saint Lucie Util. Rev. Participating VRDN Series MS 06 1420X, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,320	5,320
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,490	4,490

	Principal Amount (000s)	Value (000s)
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,665	$ 5,665
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Wtr. & Swr. Rev. Participating VRDN Series EC 1099, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,245	7,245
Sunshine State Govt. Fing. Commission Rev. Series D, 3.79% 8/15/07 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	29,170	29,170
Tallahassee Cap. Rev. Participating VRDN Series Putters 606, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,765	4,765
Tampa Bay Wtr. Supply Auth. Participating VRDN Series ROC 4084, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,650	7,650
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN:
Series BA 01 N, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	5,200	5,200
Series Merlots 01 A130, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	9,880	9,880
Series MS 98 112, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	5,745	5,745
Series PT 4163, 3.79% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	7,940	7,940
Tampa Occupational License Tax Participating VRDN Series Putters 1767, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	25,200	25,200
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,260	6,260
		853,648
Georgia - 2.3%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	11,400	11,400
Series Floaters 06 1332, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	10,160	10,160
Series MS 06 1331, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	5,133	5,133
Atlanta Arpt. Rev. Participating VRDN:
Series EGL 00 1003 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series MS 00 375, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	14,345	14,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Solar 06 24, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 8,940	$ 8,940
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 720050009 Class A, 3.78% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	6,000	6,000
Series PT 2373, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,770	19,770
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 7/1/08 (b)	29,200	29,200
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,235	5,235
College Park Bus. & Indl. Dev. Auth. Participating VRDN Series PT 3301, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,675	12,675
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	4,480	4,480
Douglas County School District Participating VRDN:
Series MS 06 1854, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	4,405	4,405
Series ROC II R 11061, 3.79% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Georgia Gen. Oblig. Participating VRDN Series Putters 1420, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,290	4,290
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series MACN 04 E, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	6,810	6,810
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN Series MT 337, 3.8% (Liquidity Facility BNP Paribas SA) (b)(d)	25,830	25,830
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,105	7,105
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Merlots 07 C6, 3.8% (Liquidity Facility Bank of New York, New York) (b)(d)	26,625	26,625

	Principal Amount (000s)	Value (000s)
Richmond County Participating VRDN Series LB 06 50, 3.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 10,295	$ 10,295
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,945	2,945
		230,643
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	11,620	11,620
Series ROC II R 11021 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,760	4,760
Series ROC II R153, 3.79% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Univ. of Hawaii Rev. Participating VRDN Series PZ 128, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,530	3,530
		23,210
Idaho - 0.9%
Boise State Univ. Revs. Participating VRDN Series Solar 07 02, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	27,860	27,860
Idaho Gen. Oblig. TAN 4.5% 6/30/08	60,300	60,745
		88,605
Illinois - 11.4%
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,425	5,425
Chicago Board of Ed. Participating VRDN:
Series Merlots 01 A47, 3.79% (Liquidity Facility Bank of New York, New York) (b)(d)	9,305	9,305
Series Merlots 97 E, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,700	8,700
Series MSDW 01 467, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Series PT 3010, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	16,430	16,430
Series TOC 05 Z8, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,374	8,374
Chicago Gen. Oblig. Participating VRDN:
Series DB 104, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	10,470	10,470
Series EGL 06 01 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	7,150	7,150
Series MS 00 426, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,795	8,795
Series MS 06 1435, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,823	8,823
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series PA 643R, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,895	$ 5,895
Series PT 2356, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,415	9,415
Series PT 2357, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	4,000	4,000
Series PT 3115, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	27,075	27,075
Series PT 3504, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,735	17,735
Series PT 4121, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,800	26,800
Series PT 4122, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,880	17,880
Series Putters 1278, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,750	9,750
Series Putters 510, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,255	5,255
Series ROC II R 11017, 3.79% (Liquidity Facility Citibank NA) (b)(d)	10,460	10,460
Series ROC II R 11078, 3.79% (Liquidity Facility Citibank NA) (b)(d)	14,355	14,355
Series ROC II R 745PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	15,690	15,690
Series Solar 06 38, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,220	8,220
Chicago Metropolitan Wtr. Reclamation District Participating VRDN Series MSTC 7017 Class A, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,950	7,950
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROCS RR II R 6077, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,925	4,925
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds 5% 1/1/08 (MBIA Insured)	10,000	10,066
Participating VRDN:
Series DB 188, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,710	8,710
Series DB 189, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	15,550	15,550
Series PT 3334, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	11,425	11,425
Series PT 3356, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,640	9,640
Series ROC II R494, 3.79% (Liquidity Facility Citibank NA) (b)(d)	15,810	15,810
Series ROC II R556, 3.79% (Liquidity Facility Citibank NA) (b)(d)	9,375	9,375

	Principal Amount (000s)	Value (000s)
Chicago Park District Participating VRDN:
Series PT 2935, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 10,880	$ 10,880
Series PT 3195, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,850	5,850
Series Putters 1223, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,960	5,960
Series Putters 521, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,655	5,655
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,920	5,920
Chicago Sales Tax Rev.:
Participating VRDN Series Putters 1315, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,180	5,180
3.8% (FGIC Insured), VRDN (b)	19,035	19,035
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.8% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 3.78% (Liquidity Facility Deutsche Postbank AG) (b)(d)	10,230	10,230
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,200	5,200
Series PT 3534, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,250	11,250
Cook County Forest Preservation District Participating VRDN Series Putters 566, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,240	6,240
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.79% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	6,700	6,700
Series PT 2637, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,570	9,570
Series Solar 06 10, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,900	6,900
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R1073, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,565	5,565
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Participating VRDN Series Stars 157, 3.79% (Liquidity Facility BNP Paribas SA) (b)(d)	15,050	15,050
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,805	10,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Participating VRDN Series PZ 80, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,430	$ 3,430
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 3.8%, LOC JPMorgan Chase Bank, LOC Harris NA, VRDN (b)	27,200	27,200
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series Merlots 97 U, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,250	4,250
Series MS 1077, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	4,995	4,995
Illinois Fin. Auth. Rev. Participating VRDN:
Series EGL 06 118, Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	9,450	9,450
Series PT 3252, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,975	4,975
Series ROC II R6015, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,945	4,945
Illinois Gen. Oblig. Participating VRDN:
Series EC 1082, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,165	9,165
Series EGL 00 1304, 3.8% (Liquidity Facility Citibank NA) (b)(d)	2,300	2,300
Series MS 98 143, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	38,500	38,500
Series PT 1832, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,160	4,160
Series PT 3359, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,700	8,700
Series PT 3517, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	13,090	13,090
Series PT 3577, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,655	11,655
Series Putters 133, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,915	4,915
Series ROC II R 11039, 3.79% (Liquidity Facility Citibank NA) (b)(d)	16,750	16,750
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) 3.96%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
(Northwestern Memorial Hosp. Proj.) 3.8% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,250	26,250
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.8%, LOC Bank of America NA, VRDN (b)	31,300	31,300
Illinois Muni. Elec. Participating VRDN Series Solar 06 98, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	27,570	27,570
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,265	15,265

	Principal Amount (000s)	Value (000s)
Illinois Reg'l. Trans. Auth.:
Participating VRDN:
Series GS 06 40TP, 3.79% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 4,780	$ 4,780
Series Merlots 02 A24, 3.79% (Liquidity Facility Bank of New York, New York) (b)(d)	4,930	4,930
Series PT 2394, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	24,720	24,720
Series PT 2398, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	40,115	40,115
Series PT 2761, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,055	19,055
Series SGB 19, 3.78% (Liquidity Facility Societe Generale) (b)(d)	8,675	8,675
Series B, 3.77% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	28,565	28,565
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,920	3,920
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series MT 366, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,995	7,995
Series PT 3477, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,405	10,405
Series ROC II R 606PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,175	6,175
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.):
Series A, 3.76%, LOC Comerica Bank, Detroit, VRDN (b)	19,905	19,905
Series B, 3.76%, LOC Comerica Bank, Detroit, VRDN (b)	12,485	12,485
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,840	6,840
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1363, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,345	3,345
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series MSTC 266, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,660	15,660
Series PZ 44, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,440	7,440
Series PZ 45, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,805	5,805
Series TOC 05 Z5, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,070	8,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN: - continued
Series TOC 06 Z8, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 6,015	$ 6,015
Muni. Secs Trust Ctfs. Participating VRDN Series MSTC 3030, Class A 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,465	11,465
Northfield Township High School District #225 Cook County Participating VRDN Series MSTC 295, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,100	9,100
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,500	2,500
Schaumburg Village Gen. Oblig. Participating VRDN:
Series EGL 04 45 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	5,085	5,085
Series MS 06 1345, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	5,491	5,491
Springfield Elec. Rev. Participating VRDN Series ROC II R 7052, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	33,295	33,295
Springfield Pub. Util. Rev. Participating VRDN Series 06 53, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,995	12,995
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	6,855	6,855
Series PZ 2621, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,800	8,800
Univ. of Illinois Ctfs. of Prtn. Participating VRDN Series PT 2328, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,215	5,215
Univ. of Illinois Health Svcs. Facilities Sys. Rev. Series 1997 B, 3.77%, LOC Landesbank Hessen-Thuringen, VRDN (b)	11,400	11,400
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series PT 3482, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,380	9,380
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 05 Z13, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	11,740	11,740
		1,153,029

	Principal Amount (000s)	Value (000s)
Indiana - 3.3%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 10,305	$ 10,305
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,260	6,260
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series DB 149, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,880	8,880
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,995	3,995
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,390	7,390
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	16,700	16,757
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 3.76%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,985	6,985
Indiana Fin. Auth. Hwy. Rev. Participating VRDN:
Series PT 3980, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,340	26,340
Series PT 3985, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,115	10,115
Series PZ 231, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,560	13,560
Indiana Fin. Auth. Rev. Participating VRDN:
Series PZ 156, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,635	5,635
Series ROC II R6056, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,225	12,225
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series A, 3.96%, LOC Comerica Bank, Detroit, VRDN (b)	3,400	3,400
Series B, 3.96%, LOC Nat'l. City Bank Cleveland, VRDN (b)	8,880	8,880
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN:
Series PT 1412, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,335	12,335
Series Putters 1448, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,000	7,000
Indiana Office Bldg. Commission Rev. Series A, 3.79% 8/16/07, LOC JPMorgan Chase Bank, CP	3,936	3,936
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,175	3,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series Merlots B18, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 10,085	$ 10,085
Series MS 942 D, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	4,299	4,299
Series PT 2189, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,790	3,790
Series PT 2245, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,520	4,520
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	4,240	4,240
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,895	9,895
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,495	9,495
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,315	8,315
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN:
Series DB 194, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,235	5,235
Series PT 3281, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,395	5,395
Purdue Univ. Rev.:
Bonds Series PT 3817, 3.74%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	25,200	25,200
Participating VRDN Series PT 3510, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,185	8,185
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 4.25%, LOC U.S. Bank NA, Minnesota, VRDN (b)	600	600
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN:
Series ROC II R 11031, 3.79% (Liquidity Facility Citibank NA) (b)(d)	21,525	21,525
Series ROC II R 11040, 3.79% (Liquidity Facility Citibank NA) (b)(d)	11,375	11,375
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 4.25%, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Wayne Township Maron County School Bldg. Corp. Participating VRDN Series PT 2016, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,185	5,185

	Principal Amount (000s)	Value (000s)
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 10,065	$ 10,065
White County Hosp. Rent Rev. 3.77%, LOC Regions Bank of Alabama, VRDN (b)	17,600	17,600
		332,577
Iowa - 0.3%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,535	4,535
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.96%, LOC KBC Bank NV, VRDN (b)	4,265	4,265
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	20,800	20,953
		29,753
Kansas - 0.6%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN:
Series Putters 1193, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,535	4,535
Series Putters 324, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,635	11,635
Olathe Gen. Oblig. BAN Series B, 3.75% 6/1/08	5,685	5,685
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	27,100	27,100
Wtr. District No. 1 of Johnson County Participating VRDN Series PT 4050, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,205	6,205
		59,160
Kentucky - 0.7%
Kentucky Asset/Liability Commission Rev. Participating VRDN Series ROC II R 11045, 3.79% (Liquidity Facility Citibank NA) (b)(d)	13,500	13,500
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,280	6,280
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series IXIS 05 24, 3.79% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	21,835	21,835
Louisville Participating VRDN Series ROC 651 CE, 3.79% (Liquidity Facility Citibank NA) (b)(d)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 3.8% (Liquidity Facility Citibank NA) (b)(d)	$ 3,915	$ 3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.81% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,100	2,100
Series 1984 B2, 3.81% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,100	7,100
Series 1984 B3, 3.81% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	5,625	5,625
		70,855
Louisiana - 1.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series MT 233, 4.05% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	40,000	40,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7053027 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	29,700	29,700
Series PT 2749, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,225	5,225
Series ROC II R7021, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,990	10,990
Series ROC II RR 9049, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,320	3,320
Louisiana Gas & Fuels Tax Rev. Participating VRDN Series ROC II R 659, 3.79% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Louisiana Gen. Oblig. Participating VRDN:
Series MT 158, 3.79% (Liquidity Facility BNP Paribas SA) (b)(d)	22,915	22,915
Series Putters 1408, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,155	6,155
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Subseries 2005 C2, 3.73% (AMBAC Insured), VRDN (b)	43,115	43,115
New Orleans Aviation Board Rev. Series 1993 B, 3.78% (MBIA Insured), VRDN (b)	17,840	17,840
		184,260

	Principal Amount (000s)	Value (000s)
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,720	$ 2,720
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	3,975	3,975
		6,695
Maryland - 1.2%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,060	3,060
Baltimore Rev. Participating VRDN Series SGA 20, 3.79% (Liquidity Facility Societe Generale) (b)(d)	5,500	5,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	700	700
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 867, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	17,900	17,900
Series A, 3.75% 7/13/07 (Liquidity Facility Bank of America NA), CP	61,005	61,005
Montgomery County Consolidated Pub. Impt. Participating VRDN Series EC 1062, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,085	12,085
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 3.76%, LOC Manufacturers & Traders Trust Co., VRDN (b)	19,740	19,740
		119,990
Massachusetts - 0.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2581, 3.76% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	125	125
Massachusetts Dev. Fin. Agcy. Rev. Simmons College Participating VRDN Series BS 332, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,085	6,085
Massachusetts Gen. Oblig. Participating VRDN Series MS 06 1798, 3.79% (Liquidity Facility DEPFA BANK PLC) (b)(d)	25,000	25,000
		31,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 3.1%
Charlotte Pub. School District Participating VRDN Series Putters 860, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 5,010	$ 5,010
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 3.76%, LOC Comerica Bank, Detroit, VRDN (b)	11,300	11,300
Detroit City School District Participating VRDN:
ROC II R1033, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,250	2,250
Series BA 01 P, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	6,075	6,075
Series PT 3559, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	19,960	19,960
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 00 I, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,500	7,500
Series PT 3578, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,265	5,265
Series Putters 3756, 3.78% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,495	7,495
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,100	4,100
Series MS 06 1445, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,700	8,700
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.79% (Liquidity Facility Societe Generale) (b)(d)	7,450	7,450
Eastern Michigan Univ. Revs. 3.91% (FGIC Insured), VRDN (b)	8,400	8,400
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	8,000	8,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 3.8% (Liquidity Facility Citibank NA) (b)(d)	13,375	13,375
Jonesville Cmnty. Schools Participating VRDN Series ROC II R 7512, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,775	5,775
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 3.78% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	10,955	10,955
L'Anse Creuse Pub. Schools Participating VRDN:
Series EGL 06 32 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	3,700	3,700
Series Putters 927, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,445	5,445

	Principal Amount (000s)	Value (000s)
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2202, 3.8% (Liquidity Facility Citibank NA) (b)(d)	$ 8,145	$ 8,145
Series MSTC 2006 277 Class A, 3.93% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,400	4,400
Series PZ 119, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,000	14,000
Series PZ 140, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
Series ROC II R 717 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	11,945	11,945
Michigan Gen. Oblig.:
Participating VRDN Series Putters 125, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,040	6,040
TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	10,000	10,010
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series Putters 1404, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	14,195	14,195
(Trinity Health Sys. Proj.):
Series E, 3.9% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	4,300	4,300
Series F, 3.92% (Liquidity Facility Bank of America NA), VRDN (b)	21,325	21,325
Series G, 3.9% (CIFG North America Insured), VRDN (b)	2,665	2,665
Series C, 3.77%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,900	11,900
Michigan Muni. Bond Auth. Rev. Participating VRDN Series MS 718, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	30,013	30,013
Michigan Strategic Fund Ltd. Oblig. Rev. (The Van Andel Research Institute Proj.) Series 1999, 3.8%, LOC LaSalle Bank Midwest NA, VRDN (b)	14,400	14,400
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,350	8,350
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,065	6,065
		312,008
Minnesota - 1.9%
Bloomington Health Care Facilities Rev. Participating VRDN Series FRRI 03 L1J, 3.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	685	685
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,250	3,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Hennepin County Sales Tax Rev. Participating VRDN:
Series MS 06 1809, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,170	$ 6,170
Series MS 06 1810, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	6,170	6,170
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.79% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	40,300	40,300
Series GS 07 2G, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	11,900	11,900
Series Merlots 00 ZZ, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	14,210	14,210
Series SGA 121, 3.79% (Liquidity Facility Societe Generale) (b)(d)	7,410	7,410
Minnesota Participating VRDN Series EC 1061, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	22,735	22,735
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	3,300	3,300
Series MS 01 719, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	42,760	42,760
Series ROC II R4039, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,630	3,630
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.78%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,305	3,305
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,525	5,525
		192,750
Mississippi - 0.6%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.):
Series 1985 G1, 3.85% tender 10/12/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,100	1,100
Series 1985 G2, 3.85% tender 10/12/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,800	4,800
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2000 A, 3.8%, LOC JPMorgan Chase Bank, VRDN (b)	22,850	22,850

	Principal Amount (000s)	Value (000s)
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series ROC II R6051, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 6,880	$ 6,880
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.8% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	5,300	5,300
Series MS 905, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	3,325	3,325
Series Putters 138, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,335	16,335
		60,590
Missouri - 2.2%
Golden Valley Memorial Hosp. District 3.78%, LOC Bank of America NA, VRDN (b)	10,000	10,000
Jackson County Spl. Oblig. Participating VRDN Series ROC RR II R 9014, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,120	8,120
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,915	7,915
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 3.8% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
(DeSmet Jesuit High School Proj.) Series 2002, 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900	5,900
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.91%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,700	3,700
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series PT 3571, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,920	6,920
Series Putters 1433, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,870	13,870
Missouri Joint Muni. Elec. Util. Cmnty. Pwr. Proj. Participating VRDN Series ROC II R 620PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,760	5,760
Platte County Reorganized School District Participating VRDN Series PT 2180, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195	5,195
Saint Louis Arpt. Rev. Participating VRDN:
Series DB 161, 3.8% (Liquidity Facility Deutsche Bank AG) (b)(d)	44,645	44,645
Series PT 3431, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	38,765	38,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Arpt. Rev. Participating VRDN: - continued
Series PT 3848, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 16,195	$ 16,195
Springfield Pub. Utils. Rev. Participating VRDN:
Series PT 3703, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,655	20,655
Series Putters 3655, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	29,215	29,215
		218,855
Montana - 0.3%
Montana Health Facilities Auth. Hosp. Rev. Participating VRDN Series MT 250, 3.8% (Liquidity Facility KBC Bank NV) (b)(d)	33,895	33,895
Nebraska - 1.2%
Lincoln Elec. Sys. Rev.:
Participating VRDN Series Solar 07 43, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	13,540	13,540
Series 2005, 3.74% 10/4/07, CP	26,150	26,150
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,340	4,340
Nebraska Pub. Pwr. District Rev. Participating VRDN Series ROC II R9000, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,095	4,095
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN:
Series ROC II R 11019 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	20,420	20,420
Series ROC II R 11075, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,305	6,305
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.8% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
Series EGL 04 10 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	5,065	5,065
Omaha Pub. Pwr. District Participating VRDN Series BA 07 130, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	16,260	16,260
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series ROC II R 9030, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,320	7,320

	Principal Amount (000s)	Value (000s)
3.72% 8/10/07 (Liquidity Facility JPMorgan Chase Bank), CP	$ 5,000	$ 5,000
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,215	8,215
		125,710
Nevada - 1.6%
Clark County Fuel Tax Participating VRDN:
Series MS 1282, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PZ 135, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,600	6,600
Series ROC II R1035, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,900	5,900
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 7053, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,500	10,500
Clark County School District Participating VRDN:
Series Merlots 05 B3, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,740	8,740
Series PT 2406, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,345	11,345
Series PT 3404, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,835	8,835
Series Putters 1157, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,480	9,480
Series PZ 169, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,575	10,575
Series ROC II R2184, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,420	14,420
Las Vegas Valley Wtr. District Participating VRDN Series PT 1675, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,810	11,810
Nevada Gen. Oblig. Participating VRDN Series PT 2762, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,755	7,755
Nevada Hwy. Impt. Rev. Participating VRDN:
Series Clipper 05 37, 3.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	20,000	20,000
Series Putters 1577, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,350	12,350
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,275	5,275
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Austin 07 120, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	11,510	11,510
		162,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 3.77%, LOC Wachovia Bank NA, VRDN (b)	$ 7,850	$ 7,850
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	10,200	10,200
		18,050
New Jersey - 0.4%
Essex County Impt. Auth. Rev. Participating VRDN Series PT 4003, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	14,125	14,125
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series PT 3824, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	25,000	25,000
		39,125
New Mexico - 0.2%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,390	5,390
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,910	3,910
Portales Student Hsg. Rev. Series A, 3.76%, LOC Banco Santander Central Hispano SA, VRDN (b)	13,520	13,520
		22,820
New York - 3.2%
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,995	10,995
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 27 Class A, 3.79% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	8,485	8,485
Series EGL 04 35 Class A, 3.79% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series EGL 06 74 Class A, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	7,045	7,045
Series EGL 7050083 Class A, 3.79% (Liquidity Facility Citibank NA) (b)(d)	8,000	8,000
Series Merlots 00 DDD, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	18,600	18,600

	Principal Amount (000s)	Value (000s)
Series MS 726X, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	$ 10,395	$ 10,395
Series ROC II R 11073, 3.78% (Liquidity Facility Citibank NA) (b)(d)	20,405	20,405
Series ROC II R 441, 3.78% (Liquidity Facility Citibank NA) (b)(d)	10,300	10,300
Series ROC II R406, 3.78% (Liquidity Facility Citibank NA) (b)(d)	21,560	21,560
Series 1, 3.77% 8/23/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	37,200	37,200
New York City Transitional Fin. Auth. Rev. Participating VRDN Series MS 01 698, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	10,634	10,634
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 0138, 3.79% (Liquidity Facility Citibank NA) (b)(d)	13,680	13,680
Series EGL 06 47 Class A, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	28,300	28,300
Series ROC II R 11035 CE, 3.78% (Liquidity Facility Citibank NA) (b)(d)	16,120	16,120
Series ROC II R 532, 3.78% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
New York Metropolitan Transit Auth. Rev. Participating VRDN Series EGL 02 6023 Class A, 3.79% (Liquidity Facility Citibank NA) (b)(d)	13,035	13,035
New York Urban Dev. Corp. Rev. Participating VRDN:
Series EGL 03 57 Class A, 3.79% (Liquidity Facility Citibank NA) (b)(d)	9,880	9,880
Series MS 06 1703, 3.78% (Liquidity Facility Morgan Stanley) (b)(d)	48,595	48,595
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series EGL 03 4, Class A, 3.79% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Series B, 3.72% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,150	10,150
		328,029
Non State Specific - 0.3%
Multi-state Participating VRDN Series Putters 1850 F, 3.93% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	26,100	26,100
Multi-state Schools Participating VRDN Series PZP 016, 3.83% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,215	8,215
		34,315
North Carolina - 1.2%
North Carolina Participating VRDN Series EC 1063, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,435	16,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Forsyth Country Day School, Inc. Proj.) 3.77%, LOC Branch Banking & Trust Co., VRDN (b)	$ 4,900	$ 4,900
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Bonds Series MS 06 1338, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley) (b)(d)(e)	5,501	5,501
Participating VRDN:
Series EGL 07 0016, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	16,000	16,000
Series EGL 7053004 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,105	13,105
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,110	6,110
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MT 99, 3.79% (Liquidity Facility BNP Paribas SA) (b)(d)	4,075	4,075
Series PA 693, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	31,200	31,200
North Carolina Med. Care Commission Hosp. Rev. 3.87%, LOC Bank of America NA, VRDN (b)	5,500	5,500
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 3.79% (Liquidity Facility BNP Paribas SA) (b)(d)	9,695	9,695
Series ROC II R211, 3.79% (Liquidity Facility Citibank NA) (b)(d)	6,495	6,495
		125,511
North Dakota - 0.1%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,475	6,475
Ohio - 1.8%
Cincinnati City School District Participating VRDN Series PT 3671, 3.78% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	17,190	17,190
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	10,000	10,000

	Principal Amount (000s)	Value (000s)
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) 3.76%, LOC KeyBank NA, VRDN (b)	$ 8,850	$ 8,850
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.91%, VRDN (b)	17,500	17,500
Subseries B3, 3.91%, VRDN (b)	17,300	17,300
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 3.78%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 3.82%, LOC JPMorgan Chase Bank, VRDN (b)	9,470	9,470
Ohio Gen. Oblig. Participating VRDN Series PT 3435, 3.78% (Liquidity Facility DEPFA BANK PLC) (b)(d)	16,230	16,230
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 07 0041, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	39,800	39,800
(Pooled Fing. Prog.):
Series 1997, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,640	3,640
Series 1999, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,640	4,640
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series PT 3649, 3.78% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,030	15,030
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.76%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	15,275	15,275
		178,025
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11024, 3.79% (Liquidity Facility Citibank NA) (b)(d)	22,080	22,080
(Continuing Care Cmnty. Proj.) Series 2002 C, 3.96%, LOC KBC Bank NV, VRDN (b)	1,000	1,000
Oklahoma Inds. Auth. Rev. Participating VRDN Series Putters 455Z, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,330	4,330
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.76% (AMBAC Insured), VRDN (b)	600	600
		28,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.5%
Clackamas County School District #7J Participating VRDN Series PT 3066, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 9,440	$ 9,440
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,300	4,300
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN:
Series Putters 469, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,600	9,600
Series ROC II R 9004, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	1,715	1,715
Oregon Homeowner Rev. Participating VRDN Series MT 327, 3.81% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	6,610	6,610
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.87% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Springfield Pub. Util. Rev. Participating VRDN Series MT 06 43, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
		51,660
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,800	8,800
Bucks County Wtr. & Swr. Auth. Sys. Rev. Participating VRDN Series Putters 1644, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,510	3,510
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 3.83%, LOC KBC Bank NV, VRDN (b)	4,115	4,115
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.79% (Liquidity Facility Bank of New York, New York) (b)(d)	40,000	40,000
Lehigh County Gen. Purp. Auth. Participating VRDN Series PT 3909, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,095	4,095
Lehigh Gen. Oblig. Participating VRDN Series MT 385, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,870	6,870
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.77%, LOC Bank of New York, New York, VRDN (b)	4,790	4,790

	Principal Amount (000s)	Value (000s)
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.79% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	$ 28,155	$ 28,155
Pennsylvania Higher Edl. Facilities Auth. Rev. (Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 3.76%, LOC Allied Irish Banks PLC, VRDN (b)	100	100
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series MS 06 1552, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	16,000	16,000
Series MS 06 1586, 3.79% (Liquidity Facility DEPFA BANK PLC) (b)(d)	9,940	9,940
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,420	4,420
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 06 1402, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	10,000	10,000
Philadelphia School District Participating VRDN Series Putters 870, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,245	5,245
		146,040
Rhode Island - 0.1%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	9,530	9,530
South Carolina - 2.5%
Beaufort County School District BAN 4% 4/11/08	19,100	19,157
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	8,523	8,523
Charleston County School District Participating VRDN Series PT 2100, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,620	13,620
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R481X, 3.79% (Liquidity Facility Citibank NA) (b)(d)	15,075	15,075
Series ROC II R515, 3.79% (Liquidity Facility Citibank NA) (b)(d)	7,470	7,470
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 1365, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	29,707	29,707
Horry County School District Participating VRDN:
Series PT 3606, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	35,710	35,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Horry County School District Participating VRDN: - continued
Series ROC II R 754 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	$ 5,675	$ 5,675
Richland County School District #1 Participating VRDN Series AAB 03 29, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,000	10,000
South Carolina Jobs-Econ. Dev. Auth. (Oconee Memorial Hosp., Inc. Proj.) Series A, 3.79% (Radian Asset Assurance, Inc. Insured), VRDN (b)	5,400	5,400
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Series EGL 03 44 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,200	4,200
Series EGL 04 17 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	7,660	7,660
Series EGL 720053021 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	15,615	15,615
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	12,500	12,500
Series PT 3184, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,315	5,315
Series PT3873, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	49,995	49,995
York County School District Participating VRDN Series PZ 228, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,440	10,440
		258,062
Tennessee - 1.4%
Clarksville Natural Gas Acquisition Corp. Rev. Participating VRDN Series Clipper 06 9, 3.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	7,205	7,205
Cookeville Reg'l. Med. Ctr. Auth. Rev. 3.76%, LOC Regions Bank of Alabama, VRDN (b)	22,500	22,500
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN Series Putters 1350, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,610	4,610
Memphis Gen. Oblig. Participating VRDN Series IXIS 05 7, 3.79% (Liquidity Facility CDC Fin. CDC IXIS) (b)(d)	5,630	5,630

	Principal Amount (000s)	Value (000s)
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) 3.88%, LOC Bank of America NA, VRDN (b)	$ 1,700	$ 1,700
3.88%, LOC Bank of America NA, VRDN (b)	16,200	16,200
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 3.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 3.95% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	12,900	12,900
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 3.8% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	8,000	8,000
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 07 FC4, 3.82% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	12,665	12,665
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.82% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,700	8,700
Vanderbilt Univ. Series A:
3.75% 9/6/07, CP	8,000	8,000
3.8% 8/6/07, CP	20,000	20,000
		142,045
Texas - 21.1%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,390	10,390
Alvin Independent School District Participating VRDN Series PT 3110, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,140	6,140
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	11,975	11,975
Series B, 3.8% (MBIA Insured), VRDN (b)	57,650	57,650
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,765	8,765
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	10,000	10,000
Series SGA 131, 3.79% (Liquidity Facility Societe Generale) (b)(d)	8,605	8,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Participating VRDN: - continued
3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 8,625	$ 8,625
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 3.8% (Liquidity Facility Citibank NA) (b)(d)	5,955	5,955
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	4,325	4,325
Series A, 3.75% 9/6/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,965	7,965
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3.8% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(d)	5,000	5,000
Series Floater PZ 153, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800
Series Merlots 01 A63, 3.79% (Liquidity Facility Bank of New York, New York) (b)(d)	6,415	6,415
Series Putters 1319, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,065	6,065
Series ROC RR II R 9508, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	15,475	15,475
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 411, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,815	2,815
Brownsville Independent School District Participating VRDN Series PT 3627, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,930	8,930
Brownsville Util. Participating VRDN Series Solar 06 68, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	3,130	3,130
Brownsville Util. Sys. Rev. Participating VRDN Series ROC II R4074, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,345	10,345
Canadian River Muni. Wtr. Auth. Participating VRDN:
Series PT 3276, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,265	5,265
Series ROC II R 2204, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,535	8,535
Canutillo Independent School District Participating VRDN Series PT 1936, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,800	4,800

	Principal Amount (000s)	Value (000s)
Coastal Bend Health Facilities Dev. Corp. (Christus Health Proj.) Series B3, 3.73% (AMBAC Insured), VRDN (b)	$ 26,455	$ 26,455
Comal Independent School District Participating VRDN:
Series PT 1676, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,900	5,900
Series Putters 1884, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,115	5,115
Corpus Christi Gen. Oblig. Participating VRDN:
Series PT 2105, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,625	9,625
Series Putters 968, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,380	4,380
Corsicana Independent School District Participating VRDN Series PT 2430, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,170	5,170
Crowley Independent School District Participating VRDN Series MS 1171, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	5,105	5,105
Cypress-Fairbanks Independent School District Participating VRDN:
Series PT 3405, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	26,985	26,985
Series PT 3893, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,235	5,235
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	18,155	18,155
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	6,290	6,290
Series MS 06 1654, 3.79% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	23,385	23,385
Series ROC II R3014, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,125	5,125
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,570	6,570
Dallas Gen. Oblig. Bonds 5% 2/15/08	7,680	7,746
Dallas Independent School District Participating VRDN Series BA 07 140, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	6,440	6,440
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 07 C37, 3.79% (Liquidity Facility Bank of New York, New York) (b)(d)	69,700	69,700
Series PT 3441, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,755	8,755
Series Putters 1434, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN: - continued
Series Solar 06 60, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 16,465	$ 16,465
Denton Util. Sys. Rev. Participating VRDN Series MS 00 428, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	9,835	9,835
Dickinson Independent School District Participating VRDN:
Series AAB 06 10, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	12,615	12,615
Series DB 146, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,390	8,390
Series DB 147, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,210	9,210
Series DB 152, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,240	6,240
Duncanville Independent School District Participating VRDN:
Series MSTC 3000, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,570	8,570
Series PT 3209, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,305	4,305
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,665	11,665
Series SGA 106, 3.79% (Liquidity Facility Societe Generale) (b)(d)	2,485	2,485
Elgin Independent School District Participating VRDN Series DB 166, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,625	5,625
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,105	13,105
Series PT 1905, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,020	4,020
Frisco Independent School District Participating VRDN Series Putters 476, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,140	4,140
Galena Park Independent School District Participating VRDN Series BA 07 121, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	6,960	6,960
Goose Creek Independent School District Participating VRDN Series PZ 219, 3.79% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,285	10,285
Grapevine-Colleyville Independent School District Participating VRDN Series PT 3530, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,110	8,110

	Principal Amount (000s)	Value (000s)
Harlandale Independent School District Participating VRDN Series SGA 100, 3.79% (Liquidity Facility Societe Generale) (b)(d)	$ 7,480	$ 7,480
Harris County Flood Cont. District Participating VRDN Series Putters 1636, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	19,140	19,140
Harris County Gen. Oblig. Participating VRDN:
Series EGL 02 6012 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series PA 02 1095, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,185	11,185
Series Putters 545, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,650	4,650
Series Putters 646, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,180	4,180
Series ROC II R 718 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	9,495	9,495
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,445	6,445
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 3.83%, LOC JPMorgan Chase Bank, VRDN (b)	4,370	4,370
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 3.8% (Liquidity Facility BNP Paribas SA) (b)(d)	15,180	15,180
Harris County-Houston Sports Auth. Spl. Rev.:
Participating VRDN Series PZ 65, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,165	8,165
(Rodeo Proj.) Series 2001 C, 3.8% (MBIA Insured), VRDN (b)	19,925	19,925
Hays Consolidated Independent School District Participating VRDN:
Series PT 2543, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,980	3,980
Series Putters 632, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,170	3,170
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 3.8% (Liquidity Facility Citibank NA) (b)(d)	8,910	8,910
Series MS 845, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	3,010	3,010
Series MSTC 00 98, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	19,965	19,965
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 23 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series PT 969, 3.79% (Liquidity Facility DEPFA BANK PLC) (b)(d)	18,835	18,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	$ 7,500	$ 7,500
Houston Independent School District Participating VRDN Series PT 3160, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,375	5,375
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,400	3,400
Houston Util. Sys. Rev.:
Participating VRDN:
EGL 07 0007, 3.79% (Liquidity Facility Citibank NA) (b)(d)	20,895	20,895
Series EGL 06 78 Class A, 3.79% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	17,000	17,000
Series PT 2303, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,635	5,635
Series Putters 669, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,400	6,400
Series Putters 906, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Series Solar 06 70, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	35,530	35,530
Series A, 3.78% 8/9/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 3.79% (Liquidity Facility Bank of America NA) (b)(d)	6,525	6,525
Series GS 06 37TPZ, 3.79% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,350	6,350
Series PT 3568, 3.79% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,310	9,310
Humble Independent School District Participating VRDN Series Solar 06 20, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	14,435	14,435
Hutto Independent School District Participating VRDN 3.78% (Liquidity Facility Bank of New York, New York) (b)(d)	9,380	9,380
Jefferson County Participating VRDN Series PT 1414, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,445	6,445
Katy Independent School District Participating VRDN Series PT 1598, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,575	5,575

	Principal Amount (000s)	Value (000s)
Keller Independent School District Participating VRDN Series PT 2280, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,300	$ 6,300
Klein Independent School District Participating VRDN Series PT 3371, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Leander Independent School District Participating VRDN:
Series PT 2405, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,230	5,230
Series Putters 507, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,175	7,175
Lewisville Independent School District Participating VRDN Series PT 2089, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,570	5,570
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 3.8% (Liquidity Facility Citibank NA) (b)(d)	5,880	5,880
Series A, 3.73% 9/10/07 (Liquidity Facility JPMorgan Chase Bank), CP	9,200	9,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,605	5,605
Mansfield Independent School District Participating VRDN Series PA 1174, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080	10,080
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,860	5,860
McKinney Independent School District Participating VRDN Series Floaters 2006 26, 3.79% (Liquidity Facility Wells Fargo & Co.) (b)(d)	9,935	9,935
Mesquite Independent School District Participating VRDN Series PT 2192, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,230	6,230
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 3.79% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,840	6,840
North Central Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,080	12,080
North East Texas Independent School District Participating VRDN:
Series PT 1249, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,340	18,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN: - continued
Series PT 3951, 3.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	$ 14,485	$ 14,485
Series Putters 1395, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,600	8,600
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 593 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,445	8,445
Series ROC II R6074, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	14,655	14,655
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series AAB 06 6, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,015	10,015
Northside Independent School District Participating VRDN Series PT 4063, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,195	15,195
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.8% (Liquidity Facility Citibank NA) (b)(d)	2,085	2,085
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,060	11,060
Plano Independent School District Participating VRDN:
Series Putters 1428:
3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,130	10,130
3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,210	5,210
Series ROC II R2106, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	17,140	17,140
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC RR II 650, 3.79% (Liquidity Facility Citibank NA) (b)(d)	12,405	12,405
Richardson Independent School District Participating VRDN Series Putters 1504, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,900	10,900
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	23,995	23,995
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 1977, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,235	7,235
Series Putters 1121, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,000	13,000

	Principal Amount (000s)	Value (000s)
Series Putters 1451, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 3,425	$ 3,425
3.76% (Liquidity Facility Bank of America NA), VRDN (b)	96,440	96,440
San Antonio Gen. Oblig. Participating VRDN:
Series Putters PZ 146, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,165	9,165
Series ROC II R7519, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,110	5,110
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.78%, tender 7/6/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,400	3,400
Participating VRDN Series PT 1600, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,980	11,980
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	6,055	6,055
Series EGL 06 5 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	14,500	14,500
Series Merlots 00 VV, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	21,000	21,000
Series MS 1237, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	18,750	18,750
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,995	9,995
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.8% (Liquidity Facility Citibank NA) (b)(d)	5,900	5,900
Series PT 2653, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,980	10,980
Series Putters 1036, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	9,625	9,625
Springfield Pub. Util. Rev. Participating VRDN 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	11,770	11,770
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,870	7,870
Temple Independent School District Participating VRDN Series DB 136, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	8,135	8,135
Texas A&M Univ. Rev.:
Bonds Series 2005 B, 5% 5/15/08	6,500	6,574
Participating VRDN Series ROC II R4005, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,920	4,920
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 3.8%, LOC Freddie Mac, VRDN (b)	$ 10,865	$ 10,865
Texas Gen. Oblig.:
Bonds Series MS 06 1674, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley) (b)(d)(e)	48,100	48,100
Participating VRDN:
Series EGL 06 126, Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series GS 06 92TP, 3.79% (Liquidity Facility DEPFA BANK PLC) (b)(d)	8,050	8,050
Series MS 1147, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	4,005	4,005
Series PT 3018, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,470	5,470
Series PT 3026, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,140	4,140
Series Putters 05 1013A, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,635	3,635
Series Putters 1016, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,295	3,295
Series Putters 1361, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	17,330	17,330
Series Solar 06 57, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	10,310	10,310
TRAN 4.5% 8/31/07	202,450	202,699
Texas Muni. Pwr. Agcy. Rev. Participating VRDN Series Putters 1332, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,485	4,485
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,105	8,105
Series PT 3474, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	12,730	12,730
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	16,400	16,592
Participating VRDN Series MS 06 1407, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	10,515	10,515
Texas Trans. Commission Participating VRDN Series MT 391, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	24,190	24,190

	Principal Amount (000s)	Value (000s)
Texas Trans. Commission Hwy. Fund Rev. Participating VRDN Series MSTC 7026, 3.78% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 6,425	$ 6,425
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1329, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,105	18,105
Texas Wtr. Dev. Board Rev. Participating VRDN Series ROC II R 7051, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,055	9,055
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,345	7,345
Trinity River Auth. Rev. Participating VRDN Series Putters 1058 B, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,975	4,975
United Independent School District Participating VRDN Series PT 3121, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,740	5,740
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 3.79% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series MS 98 97, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	14,885	14,885
Series Putters 1328, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,640	13,640
Series Putters 1604, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,900	11,900
Series Putters 584, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	18,745	18,745
Series Putters 592, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,565	5,565
Series ROC II R 1080, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,800	6,800
Series 2002 A:
3.75% 8/22/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	22,000	22,000
3.75% 8/24/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
White Settlement Independent School District Participating VRDN Series PT 3047, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,060	7,060
Wylie Independent School District Participating VRDN Series PT 2316, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,440	6,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 2,855	$ 2,855
Series Putters 1051, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,825	5,825
		2,137,566
Utah - 0.8%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,250	5,250
Orem Wtr. & Storm Swr. Rev. Participating VRDN Series ROC II R 7506, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,225	6,225
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	30,000	30,000
Salt Lake City Sales Tax Rev. 3.76% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	12,375	12,375
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series MS 1197, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	20,000	20,000
Series ROC II R 609PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,025	4,025
		77,875
Vermont - 0.2%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	15,475	15,475
Virginia - 1.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	4,300	4,300
Henrico County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 753 PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,290	6,290
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,860	3,860
Portsmouth Gen. Oblig. Participating VRDN Series ROC II R6054, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,560	8,560
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 11027, 3.79% (Liquidity Facility Citibank NA) (b)(d)	4,315	4,315

	Principal Amount (000s)	Value (000s)
Series ROC II R 6094, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 35,225	$ 35,225
Series ROC II R 9084, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	19,855	19,855
Series ROC II R 9085, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	19,855	19,855
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 06 17 Class A, 3.8% (Liquidity Facility Citibank NA) (b)(d)	12,200	12,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	27,960	27,960
Series Putters 134, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	14,285	14,285
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	3,665	3,665
Virginia Pub. School Auth.:
Bonds Series 7, 4% 4/15/08	10,735	10,764
Participating VRDN Series Putters 139, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,880	16,880
		188,014
Washington - 5.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series PT 3449, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,905	6,905
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,955	3,955
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,100	5,100
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,815	10,815
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,245	6,245
Series PT 1978, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,450	6,450
Series Putters 256, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,545	4,545
Series ROC II R4524, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,990	4,990
Everett Gen. Oblig. 3.78%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 957, 3.8% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,280	7,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig. Participating VRDN:
Series MS 1242, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	$ 7,000	$ 7,000
Series PT 2170, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,000	8,000
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,845	7,845
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC RR II R 2151, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,250	5,250
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,525	5,525
Series MS 01 554, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	9,455	9,455
Series Solar 06 77, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,660	7,660
Port of Seattle Rev. Participating VRDN:
Series PT 3043, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,340	8,340
Series PT 3499, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,240	7,240
Series ROC II R 9029, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,525	9,525
Series ROC II RR 9028, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,525	9,525
Port of Tacoma Rev.:
Participating VRDN Series PT 2164, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,875	7,875
Series A, 3.65% 8/10/07, LOC WestLB AG, CP	18,000	18,000
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1604, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,695	8,695
Seattle Wtr. Sys. Rev. Participating VRDN:
Series Putters 3664 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,560	20,560
Series SGA 90, 3.79% (Liquidity Facility Societe Generale) (b)(d)	15,815	15,815
Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	9,835	9,835
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 3.78%, LOC Bank of America NA, VRDN (b)	3,000	3,000

	Principal Amount (000s)	Value (000s)
Snohomish County Pub. Util. District #1 Series A2, 3.73% (FSA Insured), VRDN (b)	$ 13,150	$ 13,150
Spokane County School District #81 Participating VRDN Series ROC II R4000, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,535	3,535
Tacoma Convention Ctr. Participating VRDN Series PT 2344, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,010	6,010
Tacoma Gen. Oblig. Participating VRDN Series PT 2322, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,760	5,760
Thurston County School District #111 Participating VRDN Series Putters 1396, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,260	8,260
Washington Dept. of Motor Vehicles Participating VRDN Series BS 3050, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	18,215	18,215
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 2333, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,720	6,720
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 3.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	37,230	37,230
Series EC 1116, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,330	11,330
Series EGL 00 4703, 3.8% (Liquidity Facility Citibank NA) (b)(d)	14,140	14,140
Series EGL 00 4704, 3.8% (Liquidity Facility Citibank NA) (b)(d)	3,065	3,065
Series EGL 00 4705, 3.8% (Liquidity Facility Citibank NA) (b)(d)	8,235	8,235
Series GS 06 7T, 3.79% (Liquidity Facility Wells Fargo & Co.) (b)(d)	20,695	20,695
Series MS 00 388, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	12,145	12,145
Series PA 3863, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,590	7,590
Series PT 2093, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,740	11,740
Series PT 2563, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,400	9,400
Series PT 3874, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,145	12,145
Series Putters 1359, 3.81% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,410	3,410
Series Putters 1360, 3.81% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,965	1,965
Series RobIns 6, 3.77% (Liquidity Facility Bank of New York, New York) (b)(d)	13,095	13,095
Series ROC II R 6090, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,775	7,775
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series ROC II R510CE, 3.79% (Liquidity Facility Citibank NA) (b)(d)	$ 9,000	$ 9,000
(Seattle Cancer Care Alliance Proj.) 3.76%, LOC KeyBank NA, VRDN (b)	4,150	4,150
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 3.76%, LOC Bank of America NA, VRDN (b)	44,595	44,595
		521,385
West Virginia - 0.2%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1114, 3.79% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,230	4,230
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.79% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	15,690	15,690
West Virginia Univ. Revs. Participating VRDN Series PZ 56, 3.8% (Liquidity Facility BNP Paribas SA) (b)(d)	2,215	2,215
		22,135
Wisconsin - 2.8%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,685	5,685
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 3.79% (Liquidity Facility Deutsche Bank AG) (b)(d)	14,285	14,285
Milwaukee County Gen. Oblig. RAN 4.25% 3/27/08	17,000	17,082
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,940	5,940
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.79% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,525	3,525
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.79% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,000	7,000
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 1166, 3.79% (Liquidity Facility Morgan Stanley) (b)(d)	39,545	39,545
Series Putters 1321, 3.8% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,135	4,135
Series Putters 531, 3.79% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,435	3,435

	Principal Amount (000s)	Value (000s)
Series 2006 A:
3.78% 7/11/07, CP	$ 25,950	$ 25,950
3.8% 7/10/07, CP	11,050	11,050
TRAN 4.5% 6/16/08	60,500	60,924
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	52,000	52,000
Series PT 761, 3.79% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,585	7,585
Series RobIns 03 A, 3.8% (Liquidity Facility Bank of New York, New York) (b)(d)	7,417	7,417
(Riverview Hosp. Assoc. Proj.) Series 2001, 3.96%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,400	7,400
(The Lutheran Home, Inc. Proj.) 3.76%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	4,900	4,900
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 3.79% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	7,565	7,565
		285,423
Other - 2.0%
Fidelity Tax-Free Cash Central Fund, 3.77% (a)(c)	204,692	204,692
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $9,989,850)	9,989,850
NET OTHER ASSETS - 1.6%	160,792
NET ASSETS - 100%	$ 10,150,642
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,636,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.63% tender 12/6/07 (Liquidity Facility ABN-AMRO Bank NV)	9/14/05	$ 8,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Series MS 06 1338, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley)	4/2/07	$ 5,501
Purdue Univ. Rev. Bonds Series PT 3817, 3.74%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	2/1/07	$ 25,200
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06	$ 9,835
Texas Gen. Oblig. Bonds Series MS 06 1674, 3.83%, tender 7/12/07 (Liquidity Facility Morgan Stanley)	5/1/07 - 5/9/07	$ 48,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,940
Income Tax Information
At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $9,989,850,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2007

1.803305.103

TO-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 99.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 53.9%
7/5/07 to 12/27/07	4.35 to 5.10%	$ 920,451	$ 916,053
U.S. Treasury Notes - 45.9%
7/31/07 to 5/15/08	4.66 to 5.21	787,062	780,349
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,696,402)	1,696,402
NET OTHER ASSETS - 0.2%	3,894
NET ASSETS - 100%	$ 1,700,296
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,696,402,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2007

1.803306.103

TRES-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Repurchase Agreements - 100.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
4.32% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	$ 539,310	$ 539,116
4.37% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	8,901,185	8,897,943
With:
Barclays Capital, Inc. At 5.22%, dated 1/5/07 due 7/5/07 (Collateralized by U.S. Treasury Obligations valued at $194,742,546, 2% - 4.75%, 12/31/08 - 1/15/16)	194,987	190,000
Merrill Lynch Government Securities, Inc. At 5.12%, dated 6/1/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations valued at $154,613,673, 5%, 2/15/11)	151,666	151,000
Morgan Stanley & Co., Inc. At 5.2%, dated 1/3/07 due 7/3/07 (Collateralized by U.S. Treasury Obligations valued at $120,394,151, 2.38% - 2.5%, 7/15/16 - 1/15/17)	118,007	115,000
UBS Warburg LLC At:
5.12%, dated 6/4/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations valued at $388,310,573, 0% - 8.75%, 5/15/16 - 8/15/26)	378,501	377,000
5.2%, dated:
4/12/07 due 1/9/08 (Collateralized by U.S. Treasury Obligations valued at $1,115,361,369, 0% - 0%, 5/15/20 - 5/15/27)	116,400	112,000
5/1/07 due 10/30/07 (Collateralized by U.S. Treasury Obligations valued at $77,252,021, 0% - 5.25%, 2/15/21 - 2/15/29)	76,972	75,000
5/4/07 due 1/29/08 (Collateralized by U.S. Treasury Obligations valued at $97,852,697, 0% - 6.13%, 2/15/16 - 8/15/29)	98,705	95,000
6/6/07 due 10/1/07 (Collateralized by U.S. Treasury Obligations valued at $234,841,995, 0% - 8.13%, 5/15/21 - 2/15/30)	231,853	228,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $97,852,173, 0% - 8%, 11/15/21 - 2/15/33)	100,018	95,000
5.23%, dated 1/12/07 due 10/9/07 (Collateralized by U.S. Treasury Obligations valued at $97,851,773, 0% - 8%, 11/15/21 - 5/15/27)	98,726	95,000

	Maturity Amount (000s)	Value (000s)
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $97,851,311, 0%, 2/15/16 - 8/15/29)	$ 100,043	$ 95,000
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $97,851,318, 0%, 2/15/26 - 2/15/29)	100,091	95,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,160,059)	11,160,059
NET OTHER ASSETS - (0.1)%	(12,271)
NET ASSETS - 100%	$ 11,147,788
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$539,116,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 101,598
Bear Stearns & Co., Inc.	236,989
Lehman Brothers, Inc.	200,529
$ 539,116
$8,897,943,000 due 7/02/07 at 4.37%
ABN AMRO Bank N.V., New York Branch	$ 606,128
BNP Paribas Securities Corp.	2,324,091
Bear Stearns & Co., Inc.	2,324,091
Deutsche Bank Securities, Inc.	581,023
HSBC Securities (USA), Inc.	774,697
J.P. Morgan Securities, Inc.	580,248
Lehman Brothers, Inc.	1,704,334
Morgan Stanley & Co., Inc.	3,331
$ 8,897,943
Income Tax Information
At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $11,160,059,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007